UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04323

Natixis Funds Trust I

(Exact name of Registrant as specified in charter)

399 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Russell L. Kane, Esq.

NGAM Distribution, L.P.

399 Boylston Street

Boston, Massachusetts 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 449-2822

Date of fiscal year end: September 30

Date of reporting period: March 31, 2017

Item 1. Reports to Stockholders.

The Registrant’s semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

SEMIANNUAL REPORT

March 31, 2017

Loomis Sayles Core Plus Bond Fund

Portfolio Review  page 1

Portfolio of Investments  page 5

Financial Statements  page  23

Notes to Financial Statements  page 31

LOOMIS SAYLES CORE PLUS BOND FUND

Managers	Symbols
Peter W. Palfrey, CFA®	Class A	NEFRX
Richard G. Raczkowski	Class C	NECRX
Loomis, Sayles & Company, L.P.	Class N	NERNX
	Class Y	NERYX

Investment Goal

The Fund seeks high total investment return through a combination of current income and capital appreciation

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Average Annual Total Returns — March 31, 20173

						Expense Ratios[4]
	6 Months	1 Year	5 Years	10 Years	Life of Class N	Gross	Net

Class Y (Inception 12/30/94)
NAV	-0.40%	5.33%	3.92%	6.22%	—%	0.48%	0.48%

Class A (Inception 11/7/73)
NAV	-0.53	5.02	3.65	5.95	—	0.73	0.73
With 4.25% Maximum Sales Charge	-4.76	0.54	2.76	5.49	—

Class C (Inception 12/30/94)
NAV	-0.92	4.23	2.89	5.16	—	1.48	1.48
With CDSC[1]	-1.90	3.23	2.89	5.16

Class N (Inception 2/1/13)
NAV	-0.43	5.34	—	—	2.71	0.39	0.39

Comparative Performance
Bloomberg Barclays U.S. Aggregate Bond Index[2]	-2.18	0.44	2.34	4.27	2.07

Performance data shown represents past performance and is no guarantee of, and not necessarily indicative of, future results. Total return and value will vary, and you may have a gain or loss when shares are sold. Current performance may be lower or higher than quoted. For most recent month-end performance, visit ngam.natixis.com. Performance for other share classes will be greater or less than shown based on differences and sales charges. You may not invest directly in an index. Performance for periods less than one year is cumulative, not annualized. Returns reflect changes in share price and reinvestment of dividends and capital gains, if any. The table(s) do not reflect taxes shareholders might owe on any fund distributions or when they redeem their shares.

1	Class C shares performance assumes a 1% CDSC applied when you sell shares within one year of purchase.

2	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS. The Bloomberg Barclays U.S. Aggregate Bond Index rolls up into other Bloomberg Barclays flagship indices, such as the multi-currency Bloomberg Barclays Global Aggregate Bond Index and the Bloomberg Barclays U.S. Universal Index, which includes high yield and emerging markets debt. The Bloomberg Barclays U.S. Aggregate Bond Index was created in 1986, with index history backfilled to January 1, 1976. You may not invest directly in an index.

3	Fund performance has been increased by fee waivers and/or expense reimbursements, if any, without which performance would have been lower.

4	As of the most recent prospectus, the investment advisor has contractually agreed to waive fees and/or reimburse expenses (with certain exceptions) once the expense cap of the Fund has been exceeded. This arrangement is set to expire on 1/31/18. When an expense cap has not been exceeded, the Fund may have similar expense ratios.

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ADDITIONAL INFORMATION

All investing involves risk, including the risk of loss. There is no assurance that any investment will meet its performance objectives or that losses will be avoided.

ADDITIONAL INDEX INFORMATION

This document may contain references to third party copyrights, indexes, and trademarks, each of which is the property of its respective owner. Such owner is not affiliated with Natixis Global Asset Management or any of its related or affiliated companies (collectively “NGAM”) and does not sponsor, endorse or participate in the provision of any NGAM services, funds or other financial products.

The index information contained herein is derived from third parties and is provided on an “as is” basis. The user of this information assumes the entire risk of use of this information. Each of the third party entities involved in compiling, computing or creating index information disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to such information.

PROXY VOTING INFORMATION

A description of the Natixis Funds’ proxy voting policies and procedures is available without charge, upon request, by calling Natixis Funds at 800-225-5478; on the Fund’s website at ngam.natixis.com; and on the Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities the most recent 12-month period ended June 30 is available from the Fund’s website and the SEC’s website.

QUARTERLY PORTFOLIO SCHEDULES

The Natixis Funds file complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

3  |

UNDERSTANDING FUND EXPENSES

As a mutual fund shareholder, you incur different costs: transaction costs, including sales charges (loads) on purchases and contingent deferred sales charges on redemptions; and ongoing costs, including management fees, distribution and/or service fees (12b-1 fees), and other fund expenses. Certain exemptions may apply. These costs are described in more detail in the Fund’s prospectuses. The following examples are intended to help you understand the ongoing costs of investing in the Fund and help you compare these with the ongoing costs of investing in other mutual funds.

The first line in the table of each class of Fund shares shows the actual account values and actual fund expenses you would have paid on a $1,000 investment in the Fund from October 1, 2016 through March 31, 2017. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example $8,600 account value divided by $1,000 = 8.6) and multiply the result by the number in the Expenses Paid During Period column as shown below for your class.

The second line in the table of each class of Fund shares provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid on your investment for the period. You may use this information to compare the ongoing costs of investing in the Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown reflect ongoing costs only, and do not include any transaction costs, such as sales charges. Therefore, the second line in the table of each fund is useful in comparing ongoing costs only, and will not help you determine the relative costs of owning different funds. If transaction costs were included, total costs would be higher.

LOOMIS SAYLES CORE PLUS BOND FUND	BEGINNING ACCOUNT VALUE 10/1/2016	ENDING ACCOUNT VALUE 3/31/2017	EXPENSES PAID DURING PERIOD* 10/1/2016 – 3/31/2017
Class A
Actual	$1,000.00	$994.70	$3.63
Hypothetical (5% return before expenses)	$1,000.00	$1,021.29	$3.68
Class C
Actual	$1,000.00	$990.80	$7.35
Hypothetical (5% return before expenses)	$1,000.00	$1,017.55	$7.44
Class N
Actual	$1,000.00	$995.70	$1.94
Hypothetical (5% return before expenses)	$1,000.00	$1,022.99	$1.97
Class Y
Actual	$1,000.00	$996.00	$2.39
Hypothetical (5% return before expenses)	$1,000.00	$1,022.54	$2.42

*	Hypothetical expenses are equal to the Fund’s annualized expense ratio: 0.73%, 1.48%, 0.39% and 0.48% for Class A, C, N and Y, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (182), divided by 365 (to reflect the half-year period).

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Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund

Principal Amount (‡)	Description	Value (†)
Bonds and Notes — 92.7% of Net Assets
	ABS Car Loan — 4.0%
$8,597,000	Ally Master Owner Trust, Series 2014-4, Class A2, 1.430%, 6/17/2019	$8,603,566
587,791	AmeriCredit Automobile Receivables Trust, Series 2013-2, Class C, 1.790%, 3/08/2019	588,124
3,060,000	AmeriCredit Automobile Receivables Trust, Series 2014-2, Class C, 2.180%, 6/08/2020	3,074,831
1,969,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class B, 1.920%, 11/08/2019	1,972,853
4,262,000	AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C, 2.580%, 9/08/2020	4,304,270
2,438,000	AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C, 2.470%, 11/09/2020	2,460,751
16,421,000	AmeriCredit Automobile Receivables Trust, Series 2015-1, Class C, 2.510%, 1/08/2021	16,585,824
7,135,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class B, 2.110%, 1/08/2021	7,157,639
4,495,000	AmeriCredit Automobile Receivables Trust, Series 2015-4, Class C, 2.880%, 7/08/2021	4,531,517
485,000	AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A3, 1.870%, 8/18/2021	484,436
1,950,000	Avis Budget Rental Car Funding AESOP LLC, Series 2012-3A, Class A, 2.100%, 3/20/2019, 144A	1,954,936
1,535,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.620%, 9/20/2019, 144A	1,540,157
3,900,000	Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A, 2.970%, 2/20/2020, 144A	3,960,804
2,000,000	Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A, 2.500%, 7/20/2021, 144A	1,998,660
11,955,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A, 2.990%, 6/20/2022, 144A	12,101,145
15,005,000	Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class A, 2.720%, 11/20/2022, 144A	14,996,788
10,350,000	Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A, 3.070%, 9/20/2023, 144A	10,427,290
6,657,888	CPS Auto Receivables Trust, Series 2015-A, Class A, 1.530%, 7/15/2019, 144A	6,656,411
5,329,398	CPS Auto Receivables Trust, Series 2015-B, Class A, 1.650%, 11/15/2019, 144A	5,328,524
14,384,000	CPS Auto Receivables Trust, Series 2015-C, Class C, 3.420%, 8/16/2021, 144A	14,490,560
10,986,000	Credit Acceptance Auto Loan Trust, Series 2014-2A, Class B, 2.670%, 9/15/2022, 144A	11,024,985
1,569,081	Credit Acceptance Auto Loan Trust, Series 2015-1A, Class A, 2.000%, 7/15/2022, 144A	1,571,783
7,515,000	Credit Acceptance Auto Loan Trust, Series 2016-2A, Class A, 2.420%, 11/15/2023, 144A	7,523,874

See accompanying notes to financial statements.

5  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Car Loan — continued
$8,230,000	Credit Acceptance Auto Loan Trust, Series 2016-3A, Class A, 2.150%, 4/15/2024, 144A	$8,182,556
3,600,000	Credit Acceptance Auto Loan Trust, Series 2017-1A, Class A, 2.560%, 10/15/2025, 144A	3,598,141
3,500,000	Drive Auto Receivables Trust, Series 2016-BA, Class B, 2.560%, 6/15/2020, 144A	3,519,420
7,260,000	Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.190%, 7/15/2022, 144A	7,354,210
2,595,000	Drive Auto Receivables Trust, Series 2017-AA, Class B, 2.510%, 1/15/2021, 144A	2,605,217
3,625,000	Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.980%, 1/18/2022, 144A	3,649,218
1,325,000	Drive Auto Receivables Trust, Series 2017-BA, Class B, 2.200%, 5/15/2020, 144A	1,324,864
7,225,621	DT Auto Owner Trust, Series 2014-3A, Class C, 3.040%, 9/15/2020, 144A	7,262,816
4,591,476	DT Auto Owner Trust, Series 2017-1A, Class A, 1.560%, 6/15/2020, 144A	4,587,743
3,831,020	Exeter Automobile Receivables Trust, Series 2014-3A, Class B, 2.770%, 11/15/2019, 144A	3,845,486
1,959,347	Exeter Automobile Receivables Trust, Series 2015-1A, Class A, 1.600%, 6/17/2019, 144A	1,958,928
2,984,108	Exeter Automobile Receivables Trust, Series 2016-1A, Class A, 2.350%, 7/15/2020, 144A	2,990,745
5,185,112	Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.960%, 3/15/2021, 144A	5,180,336
5,599,430	First Investors Auto Owner Trust, Series 2014-3A, Class A3, 1.670%, 11/16/2020, 144A	5,602,435
2,450,841	First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.690%, 4/15/2021, 144A	2,449,285
650,659	Flagship Credit Auto Trust, Series 2014-2, Class A, 1.430%, 12/16/2019, 144A	650,808
8,193,701	Flagship Credit Auto Trust, Series 2016-1, Class A, 2.770%, 12/15/2020, 144A	8,255,062
9,774,303	Santander Drive Auto Receivables Trust, Series 2014-2, Class C, 2.330%, 11/15/2019	9,815,251
2,583,967	Santander Drive Auto Receivables Trust, Series 2014-3, Class C, 2.130%, 8/17/2020	2,590,560
3,369,000	Santander Drive Auto Receivables Trust, Series 2014-4, Class C, 2.600%, 11/16/2020	3,389,725
6,922,000	Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.460%, 6/15/2020	6,966,048

		239,118,582

	ABS Credit Card — 0.4%
463,000	World Financial Network Credit Card Master Trust, Series 2012-A, Class A, 3.140%, 1/17/2023	474,475
11,115,000	World Financial Network Credit Card Master Trust, Series 2016-A, Class A, 2.030%, 4/15/2025	10,949,705
12,265,000	World Financial Network Credit Card Master Trust, Series 2016-C, Class A, 1.720%, 8/15/2023	12,195,713

		23,619,893

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	ABS Home Equity — 1.6%
$5,978,623	Bayview Opportunity Master Fund IVa Trust, Series 2016-SPL1, Class A, 4.000%, 4/28/2055, 144A	$6,124,785
8,225,400	Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.000%, 10/28/2064, 144A(b)	8,503,873
3,480,000	Bayview Opportunity Master Fund Trust, Series 2017-SPL2, Class A, 4.000%, 6/28/2054, 144A(b)	3,597,839
18,718,812	Colony American Finance Ltd., Series 2015-1, Class A, 2.896%, 10/15/2047, 144A	18,615,911
4,161,075	Colony American Homes, Series 2014-1A, Class A, 2.093%, 5/17/2031, 144A(b)	4,164,501
118,267	Countrywide Asset-Backed Certificates, Series 2004-S1, Class A3, 5.115%, 2/25/2035(b)	119,745
11,018,262	Home Partners of America Trust, Series 2016-1, Class A, 2.563%, 3/17/2033, 144A(b)	11,101,291
8,460,198	Mill City Mortgage Trust, Series 2015-2, Class A1, 3.000%, 9/25/2057, 144A(b)	8,488,968
5,376,454	Mill City Mortgage Trust, Series 2016-1, Class A1, 2.500%, 4/25/2057, 144A(b)	5,340,870
15,221,124	Towd Point Mortgage Trust, Series 2015-2, Class 1AE2, 2.750%, 11/25/2060, 144A(b)	15,183,378
11,049,810	Towd Point Mortgage Trust, Series 2016-2, Class A1A, 2.750%, 8/25/2055, 144A(b)	11,003,918

		92,245,079

	ABS Other — 1.1%
9,139,480	DB Master Finance LLC, Series 2015-1A, Class A2I, 3.262%, 2/20/2045, 144A	9,187,481
653,271	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 9/18/2024, 144A	654,325
19,255,000	OneMain Financial Issuance Trust, Series 2015-1A, Class A, 3.190%, 3/18/2026, 144A	19,458,633
13,980,000	OneMain Financial Issuance Trust, Series 2016-1A, Class A, 3.660%, 2/20/2029, 144A	14,230,139
15,600,000	OneMain Financial Issuance Trust, Series 2016-2A, Class A, 4.100%, 3/20/2028, 144A	15,975,637
6,642,400	TAL Advantage V LLC, Series 2014-3A, Class A, 3.270%, 11/21/2039, 144A	6,432,203

		65,938,418

	ABS Student Loan — 0.1%
790,963	SoFi Professional Loan Program LLC, Series 2014-A, Class A2, 3.020%, 10/25/2027, 144A	799,938
2,560,840	SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.550%, 8/27/2029, 144A	2,567,997

		3,367,935

	Aerospace & Defense — 0.2%
921,000	Bombardier, Inc., 5.750%, 3/15/2022, 144A	901,429
11,912,000	Embraer Netherlands Finance BV, 5.050%, 6/15/2025	12,245,536

		13,146,965

See accompanying notes to financial statements.

7  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Airlines — 0.1%
$2,686,471	Continental Airlines Pass Through Certificates, Series 2012-2, Class A, 4.000%, 4/29/2026	$2,773,620
775,620	Continental Airlines Pass Through Trust, Series 2010-1, Class A, 4.750%, 7/12/2022	816,340

		3,589,960

	Automotive — 2.0%
642,000	American Axle & Manufacturing, Inc., 5.125%, 2/15/2019	650,827
1,285,000	Ford Motor Credit Co. LLC, 2.375%, 1/16/2018	1,290,550
4,742,000	Ford Motor Credit Co. LLC, 2.375%, 3/12/2019	4,758,564
7,612,000	Ford Motor Credit Co. LLC, 5.000%, 5/15/2018	7,864,520
27,688,000	Ford Motor Credit Co. LLC, 5.750%, 2/01/2021	30,497,584
16,412,000	Ford Motor Credit Co. LLC, 5.875%, 8/02/2021	18,283,247
2,192,000	Ford Motor Credit Co. LLC, 6.625%, 8/15/2017	2,231,978
12,241,000	General Motors Co., 5.000%, 4/01/2035	12,112,323
14,829,000	General Motors Co., 6.250%, 10/02/2043	16,331,756
22,752,000	Hyundai Capital America, 3.000%, 10/30/2020, 144A	22,931,195
4,290,000	Hyundai Capital Services, Inc., 3.500%, 9/13/2017, 144A	4,322,441

		121,274,985

	Banking — 7.3%
17,853,000	Ally Financial, Inc., 3.750%, 11/18/2019	17,986,898
16,016,000	Banco Santander Chile, 3.875%, 9/20/2022, 144A	16,587,902
7,967,000	Bangkok Bank PCL, 2.750%, 3/27/2018, 144A	8,014,100
34,130,000	Bangkok Bank PCL, 3.300%, 10/03/2018, 144A	34,686,319
6,608,000	Bank of America Corp., 2.650%, 4/01/2019	6,692,774
47,520,000	Bank of America Corp., MTN, 5.000%, 5/13/2021(c)	51,595,980
4,199,000	Bank of America Corp., MTN, 6.875%, 4/25/2018	4,418,326
50,836,000	Barclays PLC, 2.875%, 6/08/2020	51,160,842
25,327,000	BBVA Banco Continental S.A., 3.250%, 4/08/2018, 144A	25,648,653
15,481,000	Citigroup, Inc., 2.500%, 9/26/2018	15,619,385
27,055,000	Citigroup, Inc., 4.050%, 7/30/2022	28,174,752
9,636,000	Goldman Sachs Group, Inc. (The), 3.625%, 1/22/2023	9,878,220
14,867,000	Goldman Sachs Group, Inc. (The), 5.750%, 1/24/2022	16,723,591
13,448,000	Goldman Sachs Group, Inc. (The), 6.750%, 10/01/2037	16,593,998
8,819,000	JPMorgan Chase & Co., 3.200%, 1/25/2023	8,908,813
8,713,000	JPMorgan Chase & Co., 4.350%, 8/15/2021	9,324,757
23,597,000	JPMorgan Chase & Co., 4.500%, 1/24/2022	25,430,393
1,985,000	KEB Hana Bank, 4.250%, 6/14/2017, 144A	1,994,127
3,955,000	Lloyds Banking Group PLC, 3.100%, 7/06/2021	3,987,490
3,381,000	Morgan Stanley, 3.700%, 10/23/2024	3,429,592
19,598,000	Morgan Stanley, 5.750%, 1/25/2021	21,754,878
12,550,000	Morgan Stanley, GMTN, 5.500%, 7/28/2021	13,917,348
21,770,000	Morgan Stanley, Series F, 3.875%, 4/29/2024	22,404,291
4,977,000	Morgan Stanley, Series F, GMTN, 6.625%, 4/01/2018	5,209,336
9,123,000	Santander UK Group Holdings PLC, 5.625%, 9/15/2045, 144A	9,293,472

		429,436,237

See accompanying notes to financial statements.

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Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Building Materials — 0.2%
$3,965,000	CRH America, Inc., 3.875%, 5/18/2025, 144A	$4,068,542
8,563,000	Owens Corning, 4.200%, 12/01/2024	8,822,193

		12,890,735

	Cable Satellite — 0.6%
12,585,000	Time Warner Cable LLC, 4.500%, 9/15/2042	11,405,584
3,939,000	Time Warner Cable LLC, 5.500%, 9/01/2041	4,039,630
2,648,000	Time Warner Cable LLC, 5.875%, 11/15/2040	2,811,011
8,447,000	Time Warner Cable LLC, 6.550%, 5/01/2037	9,686,116
2,013,000	Time Warner Cable LLC, 6.750%, 6/15/2039	2,325,214
6,485,000	Virgin Media Finance PLC, 5.750%, 1/15/2025, 144A	6,501,212

		36,768,767

	Chemicals — 1.3%
26,749,000	Braskem America Finance Co., 7.125%, 7/22/2041, 144A	28,367,314
3,680,000	Koppers, Inc., 6.000%, 2/15/2025, 144A	3,799,600
3,566,000	Methanex Corp., 3.250%, 12/15/2019	3,591,065
14,107,000	Methanex Corp., 5.250%, 3/01/2022	14,779,904
7,727,000	Mexichem SAB de CV, 5.875%, 9/17/2044, 144A	7,572,460
11,165,000	Mexichem SAB de CV, 6.750%, 9/19/2042, 144A(c)	11,946,550
4,402,000	RPM International, Inc., 3.450%, 11/15/2022	4,458,170
3,558,000	RPM International, Inc., 6.125%, 10/15/2019	3,881,568

		78,396,631

	Collateralized Mortgage Obligations — 1.8%
5,000,000	Federal Home Loan Mortgage Corp., REMIC, Series 3654, Class DC, 5.000%, 4/15/2030	5,646,072
3,553,755	Federal Home Loan Mortgage Corp., Series 353, Class 300, 3.000%, 12/15/2046	3,551,944
640,354	Government National Mortgage Association, Series 2010-H20, Class AF, 1.110%, 10/20/2060(b)	634,281
494,938	Government National Mortgage Association, Series 2010-H24, Class FA, 1.130%, 10/20/2060(b)	490,322
451,806	Government National Mortgage Association, Series 2011-H06, Class FA, 1.230%, 2/20/2061(b)	449,392
5,107,890	Government National Mortgage Association, Series 2012-H12, Class FA, 1.330%, 4/20/2062(b)	5,097,318
665,711	Government National Mortgage Association, Series 2012-H18, Class NA, 1.300%, 8/20/2062(b)	664,001
5,395,450	Government National Mortgage Association, Series 2012-H27, Class FA, 1.180%, 10/20/2062(b)	5,356,003
3,012,464	Government National Mortgage Association, Series 2013-H01, Class FA, 1.650%, 1/20/2063	2,994,063
4,841,988	Government National Mortgage Association, Series 2013-H03, Class HA, 1.750%, 12/20/2062	4,811,346
6,935,289	Government National Mortgage Association, Series 2013-H04, Class BA, 1.650%, 2/20/2063	6,860,422
17,388,175	Government National Mortgage Association, Series 2013-H07, Class DA, 2.500%, 3/20/2063	17,493,262

See accompanying notes to financial statements.

9  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Collateralized Mortgage Obligations — continued
$24,381,402	Government National Mortgage Association, Series 2013-H10, Class PA, 2.500%, 4/20/2063	$24,450,078
24,047,205	Government National Mortgage Association, Series 2015-H10, Class JA, 2.250%, 4/20/2065	23,530,212
4,898,985	Government National Mortgage Association, Series 2015-H13, Class FL, 1.060%, 5/20/2063(b)	4,895,099

		106,923,815

	Consumer Products — 0.1%
3,495,000	Whirlpool Corp., MTN, 4.850%, 6/15/2021	3,770,997

	Diversified Manufacturing — 0.5%
1,158,000	Crane Co., 6.550%, 11/15/2036	1,348,567
29,777,000	Votorantim Cimentos S.A., 7.250%, 4/05/2041, 144A	30,298,098

		31,646,665

	Electric — 0.8%
3,315,000	Enel Americas S.A., 4.000%, 10/25/2026	3,276,745
3,364,000	Enel Generacion Chile S.A., 4.250%, 4/15/2024	3,456,750
11,961,000	FirstEnergy Corp., 2.750%, 3/15/2018	12,004,670
17,247,000	National Rural Utilities Cooperative Finance Corp., (fixed rate to 4/30/2023, variable rate thereafter), 4.750%, 4/30/2043	17,635,057
8,413,000	Transelec S.A., 4.250%, 1/14/2025, 144A	8,593,336
4,380,000	Transelec S.A., 4.625%, 7/26/2023, 144A	4,591,171

		49,557,729

	Finance Companies — 2.4%
16,922,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.750%, 5/15/2019	17,375,560
15,869,000	International Lease Finance Corp., 5.875%, 4/01/2019	16,912,831
2,365,000	International Lease Finance Corp., 5.875%, 8/15/2022	2,634,322
16,190,000	International Lease Finance Corp., 6.250%, 5/15/2019	17,444,579
19,640,000	iStar, Inc., 6.500%, 7/01/2021	20,180,100
116,000	Navient Corp., Series A, MTN, 5.000%, 6/15/2018	116,435
13,077,000	Navient LLC, MTN, 8.000%, 3/25/2020	14,204,891
13,509,000	Quicken Loans, Inc., 5.750%, 5/01/2025, 144A	13,272,593
39,143,000	Springleaf Finance Corp., 5.250%, 12/15/2019	39,485,501

		141,626,812

	Financial Other — 0.3%
15,649,000	Cielo S.A./Cielo USA, Inc., 3.750%, 11/16/2022, 144A	15,081,724

	Food & Beverage — 0.1%
3,490,000	Gruma SAB de CV, 4.875%, 12/01/2024, 144A	3,708,125
1,230,000	Sigma Alimentos S.A. de CV, 6.875%, 12/16/2019, 144A	1,365,300

		5,073,425

	Government Owned – No Guarantee — 3.7%
2,355,000	Abu Dhabi National Energy Co. PJSC, 2.500%, 1/12/2018, 144A	2,361,359
7,757,000	CNPC General Capital Ltd., 3.950%, 4/19/2022, 144A	8,056,140
15,316,000	Dolphin Energy Ltd., 5.500%, 12/15/2021, 144A	16,914,990

See accompanying notes to financial statements.

|  10

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Government Owned – No Guarantee — continued
$16,318,000	OCP S.A., 5.625%, 4/25/2024, 144A	$17,373,775
7,355,000	Ooredoo International Finance Ltd., 3.250%, 2/21/2023, 144A	7,274,095
1,290,000	Ooredoo International Finance Ltd., 3.875%, 1/31/2028, 144A	1,266,780
2,862,000	Ooredoo International Finance Ltd., 7.875%, 6/10/2019, 144A	3,189,699
38,432,000	Pertamina Persero PT, 5.625%, 5/20/2043, 144A	39,470,433
8,632,000	Petrobras Global Finance BV, 5.625%, 5/20/2043	7,123,126
27,590,000	Petrobras Global Finance BV, 6.850%, 6/05/2115	24,589,587
5,237,000	Petroleos Mexicanos, 3.125%, 1/23/2019	5,257,948
1,168,000	Petroleos Mexicanos, 3.500%, 7/18/2018	1,185,637
10,557,000	Petroleos Mexicanos, 3.500%, 7/23/2020	10,649,374
6,246,000	Petroleos Mexicanos, 5.500%, 1/21/2021	6,611,391
5,705,000	Petroleos Mexicanos, 6.375%, 2/04/2021	6,188,385
13,955,000	Tennessee Valley Authority, 3.500%, 12/15/2042	14,016,262
22,103,000	Tennessee Valley Authority, 4.250%, 9/15/2065	23,192,921
6,401,000	Tennessee Valley Authority, 4.875%, 1/15/2048	7,593,461
10,957,000	Tennessee Valley Authority, 5.250%, 9/15/2039	13,826,288

		216,141,651

	Healthcare — 0.8%
12,160,000	CHS/Community Health Systems, Inc., 6.250%, 3/31/2023	12,372,800
16,381,000	Kindred Healthcare, Inc., 8.000%, 1/15/2020	16,647,191
3,089,000	PerkinElmer, Inc., 5.000%, 11/15/2021	3,348,260
7,682,000	Universal Health Services, Inc., 3.750%, 8/01/2019, 144A	7,778,025
9,084,000	Universal Health Services, Inc., 4.750%, 8/01/2022, 144A	9,333,810

		49,480,086

	Hybrid ARMs — 0.0%
93,211	FNMA, 2.802%, 2/01/2037(b)	96,966

	Independent Energy — 1.7%
2,925,000	Concho Resources, Inc., 4.375%, 1/15/2025	2,943,281
4,885,000	MEG Energy Corp., 7.000%, 3/31/2024, 144A	4,372,075
6,780,000	Newfield Exploration Co., 5.375%, 1/01/2026	7,081,032
10,499,000	Newfield Exploration Co., 5.750%, 1/30/2022	11,142,064
13,888,000	Pan American Energy LLC/Argentine Branch, 7.875%, 5/07/2021, 144A	14,988,763
13,612,000	QEP Resources, Inc., 5.250%, 5/01/2023	13,345,069
6,862,000	QEP Resources, Inc., 5.375%, 10/01/2022	6,759,070
10,701,000	Range Resources Corp., 5.000%, 8/15/2022, 144A	10,593,990
8,878,000	SM Energy Co., 5.000%, 1/15/2024	8,389,710
16,006,000	SM Energy Co., 6.125%, 11/15/2022	16,126,045
1,086,000	SM Energy Co., 6.500%, 11/15/2021	1,113,150
4,026,000	SM Energy Co., 6.500%, 1/01/2023	4,086,390

		100,940,639

	Industrial Other — 0.6%
5,919,000	Briggs & Stratton Corp., 6.875%, 12/15/2020	6,481,305
5,780,000	CBRE Services, Inc., 5.000%, 3/15/2023	6,012,044
9,275,000	CK Hutchison International 16 Ltd., 2.750%, 10/03/2026, 144A	8,770,902
5,859,000	Ferreycorp SAA, 4.875%, 4/26/2020, 144A	5,917,590

See accompanying notes to financial statements.

11  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Industrial Other — continued
$9,650,000	President and Fellows of Harvard College, 3.300%, 7/15/2056	$8,919,061

		36,100,902

	Integrated Energy — 0.0%
1,305,000	Shell International Finance BV, 3.750%, 9/12/2046	1,200,085

	Media Entertainment — 0.7%
63,720,000	Grupo Televisa SAB, EMTN, 7.250%, 5/14/2043, (MXN)	2,578,447
30,499,000	Myriad International Holdings BV, 6.000%, 7/18/2020, 144A	32,830,649
5,638,000	Viacom, Inc., 5.250%, 4/01/2044	5,529,553

		40,938,649

	Metals & Mining — 1.5%
6,652,000	Anglo American Capital PLC, 4.875%, 5/14/2025, 144A	6,786,370
11,941,000	ArcelorMittal, 7.500%, 3/01/2041	13,364,367
4,470,000	ArcelorMittal, 7.750%, 10/15/2039	5,073,450
14,896,000	Freeport-McMoRan, Inc., 2.375%, 3/15/2018	14,784,280
12,627,000	Freeport-McMoRan, Inc., 3.550%, 3/01/2022	11,711,543
5,097,000	Freeport-McMoRan, Inc., 6.875%, 2/15/2023, 144A	5,262,653
11,203,000	Goldcorp, Inc., 2.125%, 3/15/2018	11,230,548
17,654,000	Southern Copper Corp., 5.875%, 4/23/2045	18,304,918

		86,518,129

	Midstream — 1.2%
1,600,000	AmeriGas Partners LP/AmeriGas Finance Corp., 5.500%, 5/20/2025	1,588,000
6,169,000	Energy Transfer Partners LP, 5.950%, 10/01/2043	6,387,259
9,022,000	Energy Transfer Partners LP, 6.500%, 2/01/2042	9,739,646
1,578,000	Energy Transfer Partners LP, 6.625%, 10/15/2036	1,753,726
10,668,000	Kinder Morgan Energy Partners LP, 4.300%, 5/01/2024	10,843,841
4,861,000	Kinder Morgan, Inc., 5.000%, 2/15/2021, 144A	5,191,436
15,639,000	Kinder Morgan, Inc., 5.625%, 11/15/2023, 144A	17,163,975
13,236,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.000%, 10/01/2022	14,074,805
331,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.500%, 4/15/2023	343,826
2,745,000	Regency Energy Partners LP/Regency Energy Finance Corp., 5.875%, 3/01/2022	3,016,991

		70,103,505

	Mortgage Related — 13.1%
3,051,319	FHLMC, 3.000%, 11/01/2042	3,042,348
37,786,379	FHLMC, 3.500%, with various maturities from 2043 to 2045(d)	38,812,104
19,387,005	FHLMC, 4.000%, with various maturities from 2044 to 2046(d)	20,426,107
13,497,372	FHLMC, 4.500%, with various maturities from 2043 to 2046(d)	14,562,613
7,627	FHLMC, 5.500%, 12/01/2018	7,817
16,796	FHLMC, 6.000%, 6/01/2035	19,159
83,433,437	FNMA, 2.500%, with various maturities in 2046(d)	79,561,734
28,872,737	FNMA, 3.000%, with various maturities in 2045(d)	28,690,082
102,010,115	FNMA, 3.500%, with various maturities from 2042 to 2046(c)(d)	104,703,708
42,738,369	FNMA, 4.000%, with various maturities from 2041 to 2046(d)	44,968,708

See accompanying notes to financial statements.

|  12

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$24,751,064	FNMA, 4.500%, with various maturities from 2043 to 2046(d)	$26,643,909
253,426	FNMA, 6.000%, with various maturities from 2017 to 2037(d)	287,720
26,447	FNMA, 6.500%, with various maturities from 2029 to 2036(d)	29,716
46,651	FNMA, 7.000%, with various maturities in 2030(d)	51,361
34,447	FNMA, 7.500%, with various maturities from 2024 to 2032(d)	39,060
186,075,000	FNMA (TBA), 4.000%, 5/01/2047(e)	194,797,256
661,237	GNMA, 2.711%, 9/20/2063(b)	695,033
157,645	GNMA, 4.122%, 1/20/2063(b)	165,291
149,288	GNMA, 4.305%, 5/20/2063(b)	157,011
10,512,301	GNMA, 4.385%, 12/20/2066(b)	11,435,970
3,009,276	GNMA, 4.408%, 10/20/2066(b)	3,271,505
5,146,707	GNMA, 4.425%, 11/20/2066(b)	5,585,277
194,287	GNMA, 4.432%, 7/20/2063(b)	205,404
4,697,304	GNMA, 4.478%, 10/20/2062(b)	4,908,000
5,240,763	GNMA, 4.492%, 2/20/2066(b)	5,679,321
927,808	GNMA, 4.499%, 12/20/2062(b)	969,344
633,982	GNMA, 4.500%, 7/20/2063(b)	671,003
957,093	GNMA, 4.519%, 8/20/2062(b)	999,226
4,998,191	GNMA, 4.528%, 6/20/2066(b)	5,447,268
4,111,376	GNMA, 4.529%, 6/20/2064(b)	4,412,053
1,540,321	GNMA, 4.530%, with various maturities from 2062 to 2063(b)(d)	1,616,418
5,399,449	GNMA, 4.534%, 12/20/2064(b)	5,821,566
3,545,915	GNMA, 4.537%, 6/20/2066(b)	3,874,742
3,056,379	GNMA, 4.538%, 9/20/2066(b)	3,343,542
16,625,006	GNMA, 4.539%, 12/20/2061(b)(c)	17,160,818
3,090,455	GNMA, 4.541%, 1/20/2065(b)	3,332,144
6,624,470	GNMA, 4.544%, 6/20/2062(b)	6,888,623
2,578,654	GNMA, 4.545%, 2/20/2066(b)	2,805,952
24,258,892	GNMA, 4.548%, with various maturities from 2062 to 2066(b)(d)	25,915,553
9,357,641	GNMA, 4.549%, with various maturities from 2065 to 2066(b)(d)	10,160,466
4,148,334	GNMA, 4.552%, 12/20/2063(b)	4,459,757
5,084,799	GNMA, 4.573%, 2/20/2065(b)	5,444,504
2,520,592	GNMA, 4.581%, 4/20/2066(b)	2,749,011
6,292,195	GNMA, 4.587%, 10/20/2064(b)	6,786,419
2,717,877	GNMA, 4.589%, with various maturities from 2061 to 2062(b)(d)	2,835,136
7,676,769	GNMA, 4.594%, 12/20/2064(b)	8,297,247
1,392,952	GNMA, 4.595%, 6/20/2061(b)	1,435,688
7,011,048	GNMA, 4.603%, 2/20/2065(b)	7,586,378
1,375,917	GNMA, 4.609%, 7/20/2062(b)	1,436,850
5,358,710	GNMA, 4.614%, 3/20/2066(b)	5,863,838
1,996,549	GNMA, 4.616%, 10/20/2062(b)	2,086,421
3,788,737	GNMA, 4.619%, 3/20/2065(b)	4,094,707
934,376	GNMA, 4.625%, 1/20/2064(b)	1,006,160
3,643,867	GNMA, 4.644%, 1/20/2064(b)	3,907,068
4,457,147	GNMA, 4.650%, 1/20/2061(b)	4,571,710
6,093,312	GNMA, 4.659%, 5/20/2062(b)	6,333,974
691,419	GNMA, 4.663%, 5/20/2062(b)	717,876
6,147,467	GNMA, 4.665%, 6/20/2064(b)	6,654,126

See accompanying notes to financial statements.

13  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Mortgage Related — continued
$7,506,610	GNMA, 4.675%, 4/20/2062(b)	$7,802,458
311,291	GNMA, 4.677%, 3/20/2062(b)	323,147
1,151,492	GNMA, 4.700%, with various maturities in 2061(b)(d)	1,185,735
4,006,429	GNMA, 4.708%, 1/20/2064(b)	4,310,596
427,982	GNMA, 5.500%, 4/15/2038	477,989
83,610	GNMA, 6.000%, with various maturities from 2029 to 2038(d)	96,071
64,741	GNMA, 6.500%, with various maturities from 2029 to 2032(d)	73,426
80,875	GNMA, 7.000%, with various maturities from 2025 to 2029(d)	85,074
19,726	GNMA, 7.500%, with various maturities from 2025 to 2030(d)	21,480
23,409	GNMA, 8.500%, with various maturities from 2020 to 2023(d)	23,506

		772,831,284

	Non-Agency Commercial Mortgage-Backed Securities — 2.8%
1,566,172	Barclays Commercial Mortgage Securities, Series 2015-SLP, Class A, 2.022%, 2/15/2028, 144A(b)	1,569,104
731,633	Citigroup Commercial Mortgage Trust, Series 2008-C7, Class A4, 6.127%, 12/10/2049(b)	739,042
6,861,823	Commercial Mortgage Pass Through Certificates, Series 2007-C9, Class A4, 5.808%, 12/10/2049(b)	6,886,934
1,025,000	Commercial Mortgage Trust, Series 2010-C1, Class D, 6.141%, 7/10/2046, 144A(b)	1,090,410
15,135,000	Commercial Mortgage Trust, Series 2016-SAVA, Class A, 2.632%, 10/15/2034, 144A(b)	15,210,861
3,950,000	Commercial Mortgage Trust, Series 2016-SAVA, Class C, 3.912%, 10/15/2034, 144A(b)	3,963,218
1,533,960	Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class A4, 5.958%, 9/15/2039(b)	1,541,341
8,007,712	Credit Suisse Mortgage Capital Certificates, Series 2007-C5, Class A4, 5.695%, 9/15/2040(b)	8,042,689
3,073,464	Credit Suisse Mortgage Capital Certificates, Series 2008-C1, Class A3, 6.062%, 2/15/2041(b)	3,107,940
3,052,113	DBUBS Mortgage Trust, Series 2011-LC1A, Class E, 5.686%, 11/10/2046, 144A(b)	3,212,883
985,741	GP Portfolio Trust, Series 2014-GPP, Class A, 1.862%, 2/15/2027, 144A(b)	986,978
3,181,000	GP Portfolio Trust, Series 2014-GPP, Class D, 3.662%, 2/15/2027, 144A(b)	3,188,982
6,957,075	Greenwich Capital Commercial Mortgage Trust, Series 2007-GG11, Class A4, 5.736%, 12/10/2049	6,993,411
9,556,503	GS Mortgage Securities Trust, Series 2007-GG10, Class A4, 5.949%, 8/10/2045(b)	9,546,623
6,637,000	GS Mortgage Securities Trust, Series 2011-GC5, Class C, 5.400%, 8/10/2044, 144A(b)	7,079,111
11,541,000	JPMorgan Chase Commercial Mortgage Securities Corp., Series 2014-PHH, Class A, 2.112%, 8/15/2027, 144A(b)(c)	11,541,050
1,588,876	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-C1, Class A4, 5.716%, 2/15/2051	1,610,813
370,053	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-CB19, Class A4, 5.829%, 2/12/2049(b)	369,712

See accompanying notes to financial statements.

|  14

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Non-Agency Commercial Mortgage-Backed Securities — continued
$2,965,814	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class A4, 5.841%, 6/15/2049(b)	$2,966,785
3,811,662	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class A, 1.892%, 7/15/2031, 144A(b)	3,819,787
3,968,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class B, 2.262%, 7/15/2031, 144A(b)	3,982,271
2,205,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-FL5, Class C, 2.870%, 7/15/2031, 144A(b)	2,180,580
847,174	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.485%, 3/12/2051(b)	846,128
6,626,045	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-8, Class A3, 5.861%, 8/12/2049(b)	6,654,187
3,628,466	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-9, Class A4, 5.700%, 9/12/2049	3,661,802
1,474,016	Morgan Stanley Capital I Trust, Series 2007-HQ13, Class A3, 5.569%, 12/15/2044	1,488,850
136,689	Morgan Stanley Capital I Trust, Series 2007-T27, Class A4, 5.791%, 6/11/2042(b)	136,865
849,249	Morgan Stanley Capital I Trust, Series 2008-T29, Class A4, 6.301%, 1/11/2043(b)	870,043
6,177,597	Morgan Stanley Re-REMIC Trust, Series 2010-GG10, Class A4B, 5.949%, 8/15/2045, 144A(b)	6,175,557
9,847,000	Motel 6 Trust, Series 2015-MTL6, Class B, 3.298%, 2/05/2030, 144A	9,879,433
11,039,000	Motel 6 Trust, Series 2015-MTL6, Class C, 3.644%, 2/05/2030, 144A	11,104,392
7,018,000	SCG Trust, Series 2013-SRP1, Class B, 3.412%, 11/15/2026, 144A(b)	6,738,675
733,990	Wachovia Bank Commercial Mortgage Trust, Series 2007-C34, Class A3, 5.678%, 5/15/2046	736,948
9,412,653	Wells Fargo Commercial Mortgage Trust, Series 2010-C1, Class D, 5.600%, 11/15/2043, 144A(b)	9,738,788
5,876,392	WFRBS Commercial Mortgage Trust, Series 2011-C4, Class D, 5.248%, 6/15/2044, 144A(b)	6,014,447

		163,676,640

	Oil Field Services — 1.2%
9,487,000	Ensco PLC, 4.500%, 10/01/2024	7,992,797
7,342,000	Ensco PLC, 5.750%, 10/01/2044	5,543,210
2,447,000	Nabors Industries, Inc., 4.625%, 9/15/2021	2,468,411
3,434,000	Nabors Industries, Inc., 5.000%, 9/15/2020	3,554,190
23,633,000	Nabors Industries, Inc., 5.100%, 9/15/2023	23,869,330
2,200,000	Nabors Industries, Inc., 5.500%, 1/15/2023, 144A	2,245,375
16,972,000	Paragon Offshore PLC, 6.750%, 7/15/2022, 144A(f)(g)(h)	3,054,960
13,656,000	Paragon Offshore PLC, 7.250%, 8/15/2024, 144A(f)(g)(h)	2,458,080
8,515,000	Rowan Cos., Inc., 4.750%, 1/15/2024	7,642,213
14,138,000	Rowan Cos., Inc., 4.875%, 6/01/2022	13,501,790

		72,330,356

	Paper — 0.7%
5,797,000	Celulosa Arauco y Constitucion S.A., 4.500%, 8/01/2024	5,945,605

See accompanying notes to financial statements.

15  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Paper — continued
$6,681,000	Celulosa Arauco y Constitucion S.A., 4.750%, 1/11/2022	$6,998,481
8,312,000	Celulosa Arauco y Constitucion S.A., 5.000%, 1/21/2021	8,793,509
19,955,000	Suzano Austria GmbH, 5.750%, 7/14/2026, 144A	20,324,168
1,989,000	WestRock RKT Co., 4.900%, 3/01/2022	2,153,793

		44,215,556

	Pharmaceuticals — 0.3%
6,293,000	Biogen, Inc., 2.900%, 9/15/2020	6,405,412
734,000	Valeant Pharmaceuticals International, 6.750%, 8/15/2021, 144A	633,075
3,418,000	Valeant Pharmaceuticals International, Inc., 5.375%, 3/15/2020, 144A	3,054,837
10,383,000	Valeant Pharmaceuticals International, Inc., 5.500%, 3/01/2023, 144A	7,994,910
2,760,000	Valeant Pharmaceuticals International, Inc., 5.625%, 12/01/2021, 144A	2,221,800

		20,310,034

	Property & Casualty Insurance — 0.1%
3,171,000	Willis Towers Watson PLC, 5.750%, 3/15/2021	3,484,266

	Refining — 1.0%
3,590,000	Phillips 66, 5.875%, 5/01/2042	4,108,733
29,916,000	Thai Oil PCL, 4.875%, 1/23/2043, 144A	30,614,421
27,620,000	Ultrapar International S.A., 5.250%, 10/06/2026, 144A	27,481,900

		62,205,054

	Retailers — 1.4%
25,440,000	El Puerto de Liverpool SAB de CV, 3.875%, 10/06/2026, 144A	24,358,800
17,710,000	GameStop Corp., 5.500%, 10/01/2019, 144A	18,019,925
25,000,000	Lotte Shopping Co. Ltd., 3.375%, 5/09/2017, 144A(c)	25,026,100
9,929,000	SACI Falabella, 3.750%, 4/30/2023, 144A	9,974,125
7,559,000	SACI Falabella, 4.375%, 1/27/2025, 144A	7,776,746

		85,155,696

	Sovereigns — 3.1%
3,475,000	Colombia Government International Bond, 4.000%, 2/26/2024	3,575,775
29,359,000	Colombia Government International Bond, 4.500%, 1/28/2026	30,973,745
29,370,000	Kingdom of Saudi Arabia, 3.250%, 10/26/2026, 144A	28,547,640
18,265,000	Kingdom of Saudi Arabia, 4.500%, 10/26/2046, 144A	18,003,810
14,180,000	Mexico Government International Bond, 4.000%, 3/15/2115, (EUR)	13,141,773
12,065,000	Republic of Argentina, 7.500%, 4/22/2026, 144A	12,833,420
4,355,000	Republic of Argentina, 7.625%, 4/22/2046, 144A	4,446,455
8,015,000	Republic of Indonesia, 3.700%, 1/08/2022, 144A	8,185,800
15,065,000	Republic of Oman, 3.875%, 3/08/2022, 144A	15,234,481
6,470,000	Republic of Oman, 6.500%, 3/08/2047, 144A	6,834,585
38,945,000	State of Kuwait, 3.500%, 3/20/2027, 144A	39,421,687

		181,199,171

	Supranational — 0.0%
13,158,000	International Bank for Reconstruction & Development, 4.000%, 8/16/2018, (MXN)	679,186

	Technology — 1.6%
2,680,000	Cardtronics, Inc./Cardtronic USA, 5.500%, 5/01/2025	2,710,150

See accompanying notes to financial statements.

|  16

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Technology — continued
$3,036,000	Dun & Bradstreet Corp. (The), 3.500%, 12/01/2017	$3,057,689
3,906,000	Equifax, Inc., 7.000%, 7/01/2037	4,917,228
25,002,000	Hewlett Packard Enterprise Co., 3.600%, 10/15/2020	25,711,532
14,956,000	Hewlett Packard Enterprise Co., 6.200%, 10/15/2035	15,680,005
3,601,000	KLA-Tencor Corp., 3.375%, 11/01/2019	3,697,276
10,996,000	Molex Electronic Technologies LLC, 2.878%, 4/15/2020, 144A	11,069,871
7,255,000	Molex Electronic Technologies LLC, 3.900%, 4/15/2025, 144A	7,207,741
67,000	Motorola Solutions, Inc., 6.625%, 11/15/2037	70,270
328,000	Motorola Solutions, Inc., 7.500%, 5/15/2025	388,627
1,995,000	Tencent Holdings Ltd., 2.000%, 5/02/2017, 144A	1,995,296
6,786,000	Tencent Holdings Ltd., 3.375%, 3/05/2018, 144A	6,873,058
10,506,000	Tencent Holdings Ltd., 3.375%, 5/02/2019, 144A	10,740,557

		94,119,300

	Treasuries — 29.3%
9,210,000(††)	Mexican Fixed Rate Bonds, Series M, 5.750%, 3/05/2026, (MXN)	45,026,667
23,520,333(††)	Mexican Fixed Rate Bonds, Series M, 6.500%, 6/10/2021, (MXN)	124,051,077
3,385,000	U.S. Treasury Bond, 2.250%, 8/15/2046	2,864,820
3,325,000	U.S. Treasury Bond, 2.500%, 5/15/2046	2,977,823
8,835,000	U.S. Treasury Bond, 2.875%, 8/15/2045	8,568,227
17,063,100	U.S. Treasury Bond, 3.000%, 5/15/2045	16,963,793
439,300	U.S. Treasury Bond, 3.375%, 5/15/2044	468,798
1,013,700	U.S. Treasury Bond, 3.625%, 2/15/2044	1,129,484
111,323,465	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2042(c)(i)	107,012,019
127,028,144	U.S. Treasury Inflation Indexed Bond, 0.750%, 2/15/2045(i)	120,921,647
35,162,768	U.S. Treasury Inflation Indexed Bond, 0.875%, 2/15/2047(i)	34,623,301
82,292,854	U.S. Treasury Inflation Indexed Bond, 1.000%, 2/15/2046(i)	83,543,623
50,020,378	U.S. Treasury Inflation Indexed Bond, 1.375%, 2/15/2044(i)	55,147,717
64,060,060	U.S. Treasury Inflation Indexed Note, 0.125%, 7/15/2024(c)(i)	63,462,315
12,039,872	U.S. Treasury Inflation Indexed Note, 0.250%, 1/15/2025(i)	11,937,461
68,420,358	U.S. Treasury Inflation Indexed Note, 0.625%, 1/15/2024(c)(i)	70,041,715
185,510,000	U.S. Treasury Note, 0.625%, 6/30/2018	184,350,562
137,850,000	U.S. Treasury Note, 0.750%, 10/31/2017	137,688,440
38,430,000	U.S. Treasury Note, 0.750%, 2/28/2018	38,321,935
153,115,000	U.S. Treasury Note, 0.750%, 7/31/2018	152,313,596
72,575,000	U.S. Treasury Note, 0.750%, 8/31/2018(c)	72,161,105
35,550,000	U.S. Treasury Note, 0.750%, 9/30/2018	35,323,653
29,180,000	U.S. Treasury Note, 1.125%, 2/28/2019	29,113,878
154,189,000	U.S. Treasury Note, 2.000%, 11/15/2026	148,949,041
128,535,000	U.S. Treasury Note, 2.125%, 3/31/2024	127,776,901
58,982,000	U.S. Treasury Note, 2.250%, 2/15/2027	58,228,623

		1,732,968,221

	Wireless — 1.2%
1,424,000	American Tower Corp., 4.700%, 3/15/2022	1,525,040
16,594,000	Bharti Airtel International BV, 5.125%, 3/11/2023, 144A	17,400,900
20,973,000	Bharti Airtel Ltd., 4.375%, 6/10/2025, 144A	20,957,905
14,383,000	SK Telecom Co. Ltd., 2.125%, 5/01/2018, 144A	14,403,914

See accompanying notes to financial statements.

17  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Wireless — continued
$3,055,000	SK Telecom Co. Ltd., 6.625%, 7/20/2027, 144A	$3,897,111
11,565,000	Sprint Capital Corp., 6.875%, 11/15/2028	12,215,531

		70,400,401

	Wirelines — 1.8%
720,000	AT&T, Inc., 4.350%, 6/15/2045	633,730
6,549,000	AT&T, Inc., 4.500%, 3/09/2048	5,823,633
1,615,000	AT&T, Inc., 4.750%, 5/15/2046	1,506,936
7,715,000	AT&T, Inc., 5.250%, 3/01/2037	7,865,088
9,600,000	AT&T, Inc., 5.450%, 3/01/2047	9,813,629
9,515,000	AT&T, Inc., 5.700%, 3/01/2057	9,829,775
6,927,000	Colombia Telecomunicaciones S.A. E.S.P., 5.375%, 9/27/2022, 144A	6,970,294
13,681,000	Embarq Corp., 7.995%, 6/01/2036	13,612,595
2,301,000	Frontier Communications Corp., 6.875%, 1/15/2025	1,904,077
942,000	Frontier Communications Corp., 7.875%, 1/15/2027	773,457
5,000,000	Telefonica Celular del Paraguay S.A., 6.750%, 12/13/2022, 144A	5,150,000
3,890,000	Telefonica Emisiones SAU, 5.134%, 4/27/2020	4,190,075
20,492,000	Telefonica Emisiones SAU, 5.462%, 2/16/2021	22,494,601
4,280,000	Verizon Communications, Inc., 2.450%, 11/01/2022	4,128,432
10,669,000	Verizon Communications, Inc., 2.946%, 3/15/2022, 144A	10,629,845

		105,326,167

	Total Bonds and Notes (Identified Cost $5,569,268,991)	5,483,897,298

Senior Loans — 1.9%
	Automotive — 0.0%
269,988	KAR Auction Services, Inc., Term Loan B2, 4.188%, 3/11/2021(b)	272,237
1,487,781	Visteon Corp., Delayed Draw Term Loan B, 4/09/2021(j)	1,494,297

		1,766,534

	Cable Satellite — 0.1%
3,539,113	Charter Communications Operating LLC, Repriced Term Loan E, 2.990%, 7/01/2020(b)	3,546,969

	Consumer Cyclical Services — 0.0%
2,020,000	Sabre GLBL, Inc., Term Loan B, 2/22/2024(j)	2,034,423

	Consumer Products — 0.3%
15,220,000	Serta Simmons Bedding LLC, 1st Lien Term Loan, 4.538%, 11/08/2023(b)	15,258,050

	Healthcare — 0.4%
9,595,000	Change Healthcare Holdings, Inc., 2017 Term Loan B, 3/01/2024(j)	9,606,994
14,525,000	Team Health Holdings, Inc., 1st Lien Term Loan, 3.750%, 2/06/2024(b)	14,409,962

		24,016,956

	Leisure — 0.1%
3,270,000	AMC Entertainment, Inc., New Term Loan B, 3.733%, 12/15/2023(b)	3,296,585

	Lodging — 0.1%
6,764,637	Four Seasons Holdings, Inc., New 1st Lien Term Loan, 4.147%, 11/30/2023(b)	6,832,284

See accompanying notes to financial statements.

|  18

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
	Media Entertainment — 0.1%
$7,708,503	CBS Radio, Inc., Term Loan B, 4.500%, 10/17/2023(b)	$7,763,079

	Midstream — 0.2%
13,855,000	Energy Transfer Equity LP, 2017 Term Loan B, 3.539%, 2/02/2024(b)	13,809,555

	Restaurants — 0.2%
10,269,621	1011778 B.C. Unlimited Liability Co., Term Loan B3, 3.309%, 2/16/2024(k)	10,273,934

	Retailers — 0.1%
4,400,000	Michaels Stores, Inc., 2016 Term Loan B1, 1/30/2023(j)	4,385,348

	Wirelines — 0.3%
8,300,000	Consolidated Communications, Inc., Delayed Draw Term Loan B2, 10/05/2023(j)	8,331,125
10,284,063	Level 3 Financing, Inc., 2017 Term Loan B, 2/22/2024(j)	10,296,918

		18,628,043

	Total Senior Loans (Identified Cost $111,314,006)	111,611,760

Shares
Preferred Stocks — 0.3%
	Cable Satellite — 0.3%
17,563,000	NBCUniversal Enterprise, Inc., 5.250%, 144A(c)	18,441,150

	Finance Companies — 0.0%
5,310	SLM Corp., Series A, 6.970%	269,217

	Total Preferred Stocks (Identified Cost $18,439,948)	18,710,367

Principal Amount (‡)
Short-Term Investments — 10.5%
$99,235,000	Federal Home Loan Bank Discount Notes, 0.700%, 4/26/2017(l)	99,191,237
68,485,000	Federal National Mortgage Association Discount Notes, 0.700%, 4/04/2017(l)	68,483,699
175,166	Repurchase Agreement with State Street Bank and Trust Company, dated 3/31/2017 at 0.000% to be repurchased at $175,166 on 4/03/2017 collateralized by $177,700 U.S. Treasury Note, 1.500% due 8/31/2018 valued at $178,723 including accrued interest (Note 2 of Notes to Financial Statements)	175,166

See accompanying notes to financial statements.

19  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Principal Amount (‡)	Description	Value (†)
Short-Term Investments — (continued)
$451,647,529	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2017 at 0.220% to be repurchased at $451,655,808 on 4/03/2017 collateralized by $120,000 U.S. Treasury Note, 1.875% due 3/31/2022 valued at $119,550; $71,455,000 U.S. Treasury Note, 1.875% due 8/31/2022 valued at $70,888,290; $396,430,000 U.S. Treasury Note, 1.750% due 9/30/2022 valued at $389,678,401 including accrued interest (Note 2 of Notes to Financial Statements)	$451,647,529

	Total Short-Term Investments (Identified Cost $619,496,983)	619,497,631

	Total Investments — 105.4% (Identified Cost $6,318,519,928)(a)	6,233,717,056
	Other assets less liabilities — (5.4)%	(318,103,627)

	Net Assets — 100.0%	$5,915,613,429

(‡)	Principal Amount stated in U.S. dollars unless otherwise noted.
(†)	See Note 2 of Notes to Financial Statements.
(††)	Amount shown represents units. One unit represents a principal amount of 100.
(a)	Federal Tax Information (Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes. Such adjustments are primarily due to wash sales. Amortization of premium on debt securities is excluded for tax purposes.):
	At March 31, 2017, the net unrealized depreciation on investments based on a cost of $6,346,674,718 for federal income tax purposes was as follows:
	Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$46,428,838
	Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(159,386,500)

	Net unrealized depreciation	$(112,957,662)

(b)	Variable rate security. Rate as of March 31, 2017 is disclosed.
(c)	Security (or a portion thereof) has been designated to cover the Fund’s obligations under open derivative contracts or TBA transactions.
(d)	The Fund’s investment in mortgage related securities of Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and Government National Mortgage Association are interests in separate pools of mortgages. All separate investments in securities of each issuer which have the same coupon rate have been aggregated for the purpose of presentation in the Portfolio of Investments.
(e)	When-issued/delayed delivery. See Note 2 of Notes to Financial Statements.
(f)	The issuer is in default with respect to interest and/or principal payments. Income is not being accrued.
(g)	Illiquid security.
(h)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures. At March 31, 2017, the value of these securities amounted to $5,513,040 or 0.1% of net assets. See Note 2 of Notes to Financial Statements.
(i)	Treasury Inflation Protected Security (TIPS).

See accompanying notes to financial statements.

|  20

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

(j)	Position is unsettled. Contract rate was not determined at March 31, 2017 and does not take effect until settlement date. Maturity date is not finalized until settlement date.
(k)	Variable rate security. Rate shown represents the weighted average rate of underlying contracts at March 31, 2017.
(l)	Interest rate represents discount rate at time of purchase; not a coupon rate.

144A	All or a portion of these securities are exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2017, the value of Rule 144A holdings amounted to $1,378,429,315 or 23.3% of net assets.
ABS	Asset-Backed Securities
ARMs	Adjustable Rate Mortgages
EMTN	Euro Medium Term Note
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
GNMA	Government National Mortgage Association
MTN	Medium Term Note
PJSC	Private Joint-Stock Company
REMIC	Real Estate Mortgage Investment Conduit
SLM	Sallie Mae
TBA	To Be Announced

EUR	Euro
MXN	Mexican Peso

At March 31, 2017, the Fund had the following open forward foreign currency contracts:

Contract to Buy/Sell	Delivery Date	Currency	Units of Currency	Notional Value	Unrealized Appreciation (Depreciation)
Sell[1]	6/21/2017	Euro	12,144,000	$13,003,016	$(129,768)

1 Counterparty is Bank of America, N.A.

See accompanying notes to financial statements.

21  |

Portfolio of Investments – as of March 31, 2017 (Unaudited)

Loomis Sayles Core Plus Bond Fund – (continued)

Industry Summary at March 31, 2017 (Unaudited)

Treasuries	29.3%
Mortgage Related	13.1
Banking	7.3
ABS Car Loan	4.0
Government Owned - No Guarantee	3.7
Sovereigns	3.1
Non-Agency Commercial Mortgage-Backed Securities	2.8
Finance Companies	2.4
Wirelines	2.1
Automotive	2.0
Other Investments, less than 2% each	25.1
Short-Term Investments	10.5

Total Investments	105.4
Other assets less liabilities (including forward foreign currency contracts)	(5.4)

Net Assets	100.0%

See accompanying notes to financial statements.

|  22

Statement of Assets and Liabilities

March 31, 2017 (Unaudited)

ASSETS
Investments at cost	$6,318,519,928
Net unrealized depreciation	(84,802,872)

Investments at value	6,233,717,056
Cash	170,975
Due from brokers (Note 2)	310,000
Receivable for Fund shares sold	14,461,516
Receivable for securities sold	181,129,066
Receivable for when-issued/delayed delivery securities sold (Note 2)	199,276,285
Collateral received for delayed delivery securities (Note 2)	720,000
Interest receivable	39,495,582
Tax reclaims receivable	15,030
Prepaid expenses (Note 8)	2,596

TOTAL ASSETS	6,669,298,106

LIABILITIES
Payable for securities purchased	348,372,070
Payable for when-issued/delayed delivery securities purchased (Note 2)	393,432,248
Payable for Fund shares redeemed	8,548,303
Unrealized depreciation on forward foreign currency contracts (Note 2)	129,768
Due to brokers (Note 2)	720,000
Management fees payable (Note 6)	1,628,794
Deferred Trustees’ fees (Note 6)	453,619
Administrative fees payable (Note 6)	224,265
Payable to distributor (Note 6d)	45,699
Other accounts payable and accrued expenses	129,911

TOTAL LIABILITIES	753,684,677

NET ASSETS	$5,915,613,429

NET ASSETS CONSIST OF:
Paid-in capital	$6,113,440,081
Distributions in excess of net investment income	(13,647,139)
Accumulated net realized loss on investments and foreign currency transactions	(99,451,454)
Net unrealized depreciation on investments and foreign currency translations	(84,728,059)

NET ASSETS	$5,915,613,429

See accompanying notes to financial statements.

23  |

Statement of Assets and Liabilities (continued)

March 31, 2017 (Unaudited)

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A shares:
Net assets	$728,107,990

Shares of beneficial interest	56,836,815

Net asset value and redemption price per share	$12.81

Offering price per share (100/95.75 of net asset value) (Note 1)	$13.38

Class C shares: (redemption price per share is equal to net asset value less any applicable contingent deferred sales charge) (Note 1)
Net assets	$280,500,585

Shares of beneficial interest	21,897,834

Net asset value and offering price per share	$12.81

Class N shares:
Net assets	$1,939,527,543

Shares of beneficial interest	150,188,286

Net asset value, offering and redemption price per share	$12.91

Class Y shares:
Net assets	$2,967,477,311

Shares of beneficial interest	229,898,437

Net asset value, offering and redemption price per share	$12.91

See accompanying notes to financial statements.

|  24

Statement of Operations

For the Six Months Ended March 31, 2017 (Unaudited)

INVESTMENT INCOME
Interest	$88,135,054
Dividends	9,253
Less net foreign taxes withheld	(3,730)

88,140,577

Expenses
Management fees (Note 6)	9,661,340
Service and distribution fees (Note 6)	2,419,170
Administrative fees (Note 6)	1,326,515
Trustees’ fees and expenses (Note 6)	100,666
Transfer agent fees and expenses (Notes 6 and 7)	1,884,973
Audit and tax services fees	24,896
Custodian fees and expenses	133,230
Legal fees	61,968
Registration fees	26,232
Shareholder reporting expenses	76,178
Miscellaneous expenses (Note 8)	116,811

Total expenses	15,831,979

Net investment income	72,308,598

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS
Net realized gain (loss) on:
Investments	(7,116,856)
Foreign currency transactions	373,898
Net change in unrealized appreciation (depreciation) on:
Investments	(97,186,231)
Foreign currency translations	163,841

Net realized and unrealized loss on investments and foreign currency transactions	(103,765,348)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(31,456,750)

See accompanying notes to financial statements.

25  |

Statement of Changes in Net Assets

	Six Months Ended March 31, 2017 (Unaudited)	Year Ended September 30, 2016
FROM OPERATIONS:
Net investment income	$72,308,598	$188,229,848
Net realized loss on investments and foreign currency transactions	(6,742,958)	(54,963,966)
Net change in unrealized appreciation (depreciation) on investments and foreign currency translations	(97,022,390)	390,813,245

Net increase (decrease) in net assets resulting from operations	(31,456,750)	524,079,127

FROM DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class A	(10,371,001)	(22,582,424)
Class B(a)	—	(171)
Class C	(2,990,705)	(6,795,665)
Class N	(31,533,089)	(64,630,524)
Class Y	(43,829,062)	(89,559,914)

Total distributions	(88,723,857)	(183,568,698)

NET DECREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS (NOTE 10)	(150,430,597)	(767,802,559)

Net decrease in net assets	(270,611,204)	(427,292,130)
NET ASSETS
Beginning of the period	6,186,224,633	6,613,516,763

End of the period	$5,915,613,429	$6,186,224,633

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME	$(13,647,139)	$2,768,120

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

See accompanying notes to financial statements.

|  26

Financial Highlights

For a share outstanding throughout each period.

	Class A
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$13.06		$12.34	$13.18	$12.71		$13.52	$12.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.14		0.37	0.37	0.42		0.44	0.43
Net realized and unrealized gain (loss)	(0.21)		0.71	(0.77)	0.51		(0.51)	1.07

Total from Investment Operations	(0.07)		1.08	(0.40)	0.93		(0.07)	1.50

LESS DISTRIBUTIONS FROM:
Net investment income	(0.18)		(0.36)	(0.36)	(0.46)		(0.55)	(0.50)
Net realized capital gains	—		—	(0.08)	(0.00	)(b)	(0.19)	(0.19)

Total Distributions	(0.18)		(0.36)	(0.44)	(0.46)		(0.74)	(0.69)

Net asset value, end of the period	$12.81		$13.06	$12.34	$13.18		$12.71	$13.52

Total return(c)	(0.53	)%(d)	8.90%	(3.13)%	7.43%		(0.61)%	12.18%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$728,108		$776,566	$912,662	$642,784		$436,199	$479,823
Net expenses	0.73	%(e)	0.73%	0.74%	0.79	%(f)	0.79%	0.82%
Gross expenses	0.73	%(e)	0.73%	0.74%	0.79	%(f)	0.79%	0.82%
Net investment income	2.24	%(e)	2.91%	2.87%	3.19%		3.29%	3.31%
Portfolio turnover rate	96%		143%	175%	122%		107%	78%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A sales charge for Class A shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

27  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class C
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$13.06		$12.33	$13.18	$12.72		$13.53	$12.71

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.09		0.27	0.27	0.32		0.34	0.33
Net realized and unrealized gain (loss)	(0.21)		0.73	(0.77)	0.50		(0.51)	1.08

Total from Investment Operations	(0.12)		1.00	(0.50)	0.82		(0.17)	1.41

LESS DISTRIBUTIONS FROM:
Net investment income	(0.13)		(0.27)	(0.27)	(0.36)		(0.45)	(0.40)
Net realized capital gains	—		—	(0.08)	(0.00	)(b)	(0.19)	(0.19)

Total Distributions	(0.13)		(0.27)	(0.35)	(0.36)		(0.64)	(0.59)

Net asset value, end of the period	$12.81		$13.06	$12.33	$13.18		$12.72	$13.53

Total return(c)	(0.92	)%(d)	8.17%	(3.86)%	6.54%		(1.36)%	11.46%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$280,501		$321,626	$354,285	$256,307		$232,034	$275,346
Net expenses	1.48	%(e)	1.48%	1.49%	1.54	%(f)	1.54%	1.57%
Gross expenses	1.48	%(e)	1.48%	1.49%	1.54	%(f)	1.54%	1.57%
Net investment income	1.48	%(e)	2.16%	2.11%	2.46%		2.54%	2.55%
Portfolio turnover rate	96%		143%	175%	122%		107%	78%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	A contingent deferred sales charge for Class C shares is not reflected in total return calculations.
(d)	Periods less than one year are not annualized.
(e)	Computed on an annualized basis for periods less than one year.
(f)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  28

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class N
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Period Ended September 30, 2013*
Net asset value, beginning of the period	$13.17		$12.44	$13.28	$12.80		$13.43

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.41	0.42	0.46		0.32
Net realized and unrealized gain (loss)	(0.23)		0.73	(0.78)	0.52		(0.59)

Total from Investment Operations	(0.06)		1.14	(0.36)	0.98		(0.27)

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.41)	(0.40)	(0.50)		(0.36)
Net realized capital gains	—		—	(0.08)	(0.00	)(b)	—

Total Distributions	(0.20)		(0.41)	(0.48)	(0.50)		(0.36)

Net asset value, end of the period	$12.91		$13.17	$12.44	$13.28		$12.80

Total return	(0.43	)%(c)	9.33%	(2.82)%	7.81%		(2.02	)%(c)
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$1,939,528		$2,134,113	$2,209,110	$105,514		$19,247
Net expenses	0.39	%(d)	0.39%	0.40%	0.46%		0.44	%(d)
Gross expenses	0.39	%(d)	0.39%	0.40%	0.46%		0.44	%(d)
Net investment income	2.58	%(d)	3.25%	3.27%	3.42%		3.81	%(d)
Portfolio turnover rate	96%		143%	175%	122%		107%

*	From commencement of Class operations on February 1, 2013 through September 30, 2013.
(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.

See accompanying notes to financial statements.

29  |

Financial Highlights (continued)

For a share outstanding throughout each period.

	Class Y
	Six Months Ended March 31, 2017 (Unaudited)		Year Ended September 30, 2016	Year Ended September 30, 2015	Year Ended September 30, 2014		Year Ended September 30, 2013	Year Ended September 30, 2012
Net asset value, beginning of the period	$13.16		$12.43	$13.27	$12.80		$13.61	$12.78

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.16		0.40	0.41	0.45		0.47	0.46
Net realized and unrealized gain (loss)	(0.21)		0.73	(0.78)	0.51		(0.51)	1.09

Total from Investment Operations	(0.05)		1.13	(0.37)	0.96		(0.04)	1.55

LESS DISTRIBUTIONS FROM:
Net investment income	(0.20)		(0.40)	(0.39)	(0.49)		(0.58)	(0.53)
Net realized capital gains	—		—	(0.08)	(0.00	)(b)	(0.19)	(0.19)

Total Distributions	(0.20)		(0.40)	(0.47)	(0.49)		(0.77)	(0.72)

Net asset value, end of the period	$12.91		$13.16	$12.43	$13.27		$12.80	$13.61

Total return	(0.40	)%(c)	9.22%	(2.89)%	7.65%		(0.35)%	12.54%
RATIOS TO AVERAGE NET ASSETS:
Net assets, end of the period (000’s)	$2,967,477		$2,953,919	$3,137,371	$1,310,824		$627,617	$634,946
Net expenses	0.48	%(d)	0.48%	0.49%	0.54	%(e)	0.54%	0.58%
Gross expenses	0.48	%(d)	0.48%	0.49%	0.54	%(e)	0.54%	0.58%
Net investment income	2.49	%(d)	3.15%	3.14%	3.42%		3.54%	3.50%
Portfolio turnover rate	96%		143%	175%	122%		107%	78%

(a)	Per share net investment income has been calculated using the average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)	Periods less than one year are not annualized.
(d)	Computed on an annualized basis for periods less than one year.
(e)	Includes fee/expense recovery of less than 0.01%.

See accompanying notes to financial statements.

|  30

Notes to Financial Statements

March 31, 2017 (Unaudited)

1.  Organization.  Natixis Funds Trust I (the “Trust”) is organized as a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of shares of the Trust in multiple series. The financial statements for certain funds of the Trust are presented in separate reports. Information presented in these financial statements pertains to Loomis Sayles Core Plus Bond Fund (the “Fund”).

The Fund is a diversified investment company.

The Fund offers Class A, Class C, Class Y and Class N shares. As of the close of business on January 11, 2016, Class B shares were converted into Class A shares and are no longer offered.

Class A shares are sold with a maximum front-end sales charge of 4.25%. Class C shares do not pay a front-end sales charge, do not convert to any other class of shares, pay higher Rule 12b-1 fees than Class A shares and may be subject to a CDSC of 1.00% if those shares are redeemed within one year of acquisition, except for reinvested distributions. Class N and Class Y shares do not pay a front-end sales charge, a CDSC or Rule 12b-1 fees. Class N shares are offered with an initial minimum investment of $1,000,000. Class Y shares are generally intended for institutional investors with a minimum initial investment of $100,000. Certain categories of investors are exempted from the minimum investment amounts for Class N and Class Y as outlined in the Fund’s prospectus.

Most expenses can be directly attributed to a Fund. Expenses which cannot be directly attributed to a Fund are generally apportioned based on the relative net assets of each of the funds in Natixis Funds Trust I, Natixis Funds Trust II, Natixis Funds Trust IV, Gateway Trust and Natixis ETF Trust (“Natixis Funds Trusts”), Loomis Sayles Funds I and Loomis Sayles Funds II (“Loomis Sayles Funds Trusts”). Expenses of the Fund are borne pro rata by the holders of each class of shares, except that each class bears expenses unique to that class (such as the Rule 12b-1 fees applicable to Class A and Class C), and transfer agent fees are borne collectively for Class A, Class C and Class Y, and individually for Class N. In addition, each class votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro rata share of the net assets of the Fund if the Fund were liquidated. The Trustees approve separate distributions from net investment income on each class of shares.

2.  Significant Accounting Policies.  The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The Fund’s financial statements follow the accounting and reporting guidelines provided for investment companies and are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates that affect the reported amounts and

31  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

disclosures in the financial statements. Actual results could differ from those estimates. Management has evaluated the events and transactions subsequent to period-end through the date the financial statements were issued and has determined that there were no material events that would require disclosure in the Fund’s financial statements.

a.  Valuation.  Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Senior loans are valued at bid prices supplied by an independent pricing service, if available. Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available. In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used. Broker-dealer bid prices may be used to value debt and unlisted equity securities and senior loans where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security. Forward foreign currency contracts are valued utilizing interpolated rates determined based on information provided by an independent pricing service.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York

|  32

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Stock Exchange (“NYSE”). This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine a Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities.

As of March 31, 2017, securities held by the Fund were fair valued as follows:

Securities classified as fair valued	Percentage of Net Assets
$5,513,040	0.1%

b.  Investment Transactions and Related Investment Income.  Investment transactions are accounted for on a trade date plus one day basis for daily NAV calculation. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified, and interest income is recorded on an accrual basis. Interest income is increased by the accretion of discount and decreased by the amortization of premium, if applicable. Periodic principal adjustments for inflation-protected securities are recorded to interest income. Negative principal adjustments (in the event of deflation) are recorded as reductions of interest income to the extent of interest income earned, not to exceed the amount of positive principal adjustments on a cumulative basis. In determining net gain or loss on securities sold, the cost of securities has been determined on an identified cost basis. Investment income, non-class specific expenses and realized and unrealized gains and losses are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the Fund.

c.  Foreign Currency Translation.  The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars on the respective dates of such transactions.

33  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Net realized foreign exchange gains or losses arise from sales of foreign currency, changes in exchange rates between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, other than investment securities, as of the end of the fiscal period, resulting from changes in exchange rates. Net realized foreign exchange gains or losses and the net change in unrealized foreign exchange gains or losses are disclosed in the Statement of Operations. For federal income tax purposes, net realized foreign exchange gains or losses are characterized as ordinary income and may, if the Fund has net losses, reduce or eliminate the amount of income available to be distributed by the Fund.

The values of investment securities are presented at the foreign exchange rates prevailing at the end of the period for financial reporting purposes. Net realized and unrealized gains or losses on investments reported in the Statement of Operations reflect gains or losses resulting from changes in exchange rates and fluctuations which arise due to changes in market prices of investment securities. For federal income tax purposes, a portion of the net realized gain or loss on investments arising from changes in exchange rates, which is reflected in the Statement of Operations, may be characterized as ordinary income and may, if the Fund has net losses, reduce or eliminate the amount of income available to be distributed by the Fund.

During the six months ended March 31, 2017, the amount of income available to be distributed by the Fund has been reduced by $1,309,151 as a result of losses arising from changes in exchange rates.

The Fund may use foreign currency exchange contracts to facilitate transactions in foreign-denominated investments. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

d.  Forward Foreign Currency Contracts.  The Fund may enter into forward foreign currency contracts, including forward foreign cross currency contracts, to acquire exposure to foreign currencies or to hedge the Fund’s investments against currency fluctuation. A contract can also be used to offset a previous contract. These contracts involve market risk in excess of the unrealized gain or loss reflected in the Fund’s Statement of Assets and Liabilities. The U.S. dollar value of the currencies the Fund has committed to buy or sell represents the aggregate exposure to each currency the Fund has acquired or hedged through currency contracts outstanding at period end. Gains or losses are recorded for financial statement purposes as unrealized until settlement date. Contracts are traded over-the-counter directly with a counterparty. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Certain contracts may require the

|  34

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

movement of cash and/or securities as collateral for the Fund’s or counterparty’s net obligations under the contracts.

e.  When-Issued and Delayed Delivery Transactions.  The Fund may enter into when-issued or delayed delivery transactions. When-issued refers to transactions made conditionally because a security, although authorized, has not been issued. Delayed delivery refers to transactions for which delivery or payment will occur at a later date, beyond the normal settlement period. The price of when-issued and delayed delivery securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The security and the obligation to pay for it are recorded by the Fund at the time the commitment is entered into. The value of the security may vary with market fluctuations during the time before the Fund takes delivery of the security. No interest accrues to the Fund until the transaction settles.

Delayed delivery transactions include those designated as To Be Announced (“TBAs”) in the Portfolios of Investments. For TBAs, the actual security that will be delivered to fulfill the transaction is not designated at the time of the trade. The security is “to be announced” 48 hours prior to the established trade settlement date. Certain transactions require the Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party. The Fund covers its net obligations under outstanding delayed delivery commitments by segregating or earmarking cash or securities at the custodian.

Purchases of when-issued or delayed delivery securities may have a similar effect on the Fund’s NAV as if the Fund had created a degree of leverage in the portfolio. Risks may arise upon entering into such transactions from the potential inability of counterparties to meet their obligations under the transactions. Additionally, losses may arise due to changes in the value of the underlying securities.

f.  Federal and Foreign Income Taxes.  The Fund intends to meet the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute to its shareholders substantially all of its net investment income and any net realized capital gains at least annually. Management has performed an analysis of the Fund’s tax positions for the open tax years as of March 31, 2017 and has concluded that no provisions for income tax are required. The Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Management is not aware of any events that are reasonably possible to occur in the next six months that would result in the amounts of any unrecognized tax benefits significantly increasing or decreasing for the Fund. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws and accounting regulations and interpretations thereof.

35  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The Fund may be subject to foreign withholding taxes on investment income and taxes on capital gains on investments that are accrued and paid based upon the Fund’s understanding of the tax rules and regulations that exist in the countries in which the Fund invests. Foreign withholding taxes on dividend and interest income are reflected on the Statement of Operations as a reduction of investment income, net of amounts eligible to be reclaimed. Dividends and interest receivable on the Statement of Assets and Liabilities are net of foreign withholding taxes. Foreign withholding taxes where reclaims have been or will be filed are reflected on the Statement of Assets and Liabilities as tax reclaims receivable. Capital gains taxes paid are included in net realized gain (loss) on investments in the Statement of Operations. Accrued but unpaid capital gains taxes are reflected as foreign taxes payable on the Statement of Assets and Liabilities, if applicable, and reduce unrealized gains on investments. In the event that realized gains on investments are subsequently offset by realized losses, taxes paid on realized gains may be returned to the Fund. Such amounts, if applicable, are reflected as foreign tax rebates receivable on the Statement of Assets and Liabilities and are recorded as a realized gain when received.

g.  Dividends and Distributions to Shareholders.  Dividends and distributions are recorded on ex-dividend date. The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. Permanent differences are primarily due to differing treatments for book and tax purposes of items such as foreign currency gains and losses, redemptions in-kind, treasury inflation protected bonds, premium amortization, defaulted and/or non-income producing securities, paydown gains and losses and deferred Trustees’ fees. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital accounts. Temporary differences between book and tax distributable earnings are primarily due to deferred Trustees’ fees, wash sales, premium amortization, forward foreign currency contracts mark-to-market, defaulted and/or non-income producing securities and treasury inflation-protected bonds. Amounts of income and capital gain available to be distributed on a tax basis are determined annually, and at other times during the Fund’s fiscal year as may be necessary to avoid knowingly declaring and paying a return of capital distribution. Distributions from net investment income and short-term capital gains are considered to be distributed from ordinary income for tax purposes.

The tax characterization of distributions is determined on an annual basis. The tax character of distributions paid to shareholders during the year September 30, 2016 was as follows:

2016 Distributions Paid From:
Ordinary Income	Long-Term Capital Gains	Total
$183,568,698	$—	$183,568,698

|  36

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

As of September 30, 2016, the capital loss carryforwards were as follows:

Capital loss carryforward:
Long-term:
No expiration date	$(60,023,038)

As of March 31, 2017, unrealized depreciation on a tax basis was approximately as follows:

Unrealized depreciation
Investments	$(68,958,364)
Foreign currency translations	(43,933,331)

Total unrealized depreciation	$(112,891,695)

Amounts exclude certain adjustments that will be made at the end of the Fund’s fiscal year for tax purposes.

h.  Repurchase Agreements.  The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2017, the Fund had investments in repurchase agreements for which the value of the related collateral exceeded the value of the repurchase agreement. The gross value of repurchase agreements is included in the Statement of Assets and Liabilities for financial reporting purposes.

i.  Due to/from Brokers.  Transactions and positions in certain forward foreign currency contacts and delayed delivery commitments are maintained and cleared by registered U.S. broker/dealers pursuant to customer agreements between the Fund and the various broker/dealers. The due from broker balance in the Statement of Assets and Liabilities for the Fund represents cash pledged as collateral for forward foreign currency contracts. The due to broker balance in the Statement of Assets and Liabilities for the Fund represents cash received for delayed delivery securities. In certain circumstances the Fund’s use of cash held at brokers is restricted by regulation or broker mandated limits.

j.  Securities Lending.  The Fund has entered into an agreement with State Street Bank and Trust Company (“State Street Bank”), as agent of the Fund, to lend securities to

37  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

certain designated borrowers. The loans are collateralized with cash or securities in an amount equal to at least 105% or 102% of the market value (including accrued interest) of the loaned international or domestic securities, respectively, when the loan is initiated. Thereafter, the value of the collateral must remain at least 102% of the market value (including accrued interest) of loaned securities for U.S. equities and U.S. corporate debt; at least 105% of the market value (including accrued interest) of loaned securities for non-U.S. equities; and at least 100% of the market value (including accrued interest) of loaned securities for U.S. Government securities, sovereign debt issued by non-U.S. Governments and non-U.S. corporate debt. In the event that the market value of the collateral falls below the required percentages described above, the borrower will deliver additional collateral on the next business day. As with other extensions of credit, the Fund may bear the risk of loss with respect to the investment of the collateral. The Fund invests cash collateral in short-term investments, a portion of the income from which is remitted to the borrowers and the remainder allocated between the Fund and State Street Bank as lending agent.

For the six months ended March 31, 2017, the Fund did not loan securities under this agreement.

k.  Indemnifications.  Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

l.  New Accounting Pronouncement.  In October 2016, the SEC adopted amendments to rules under the Investment Company Act of 1940 (“final rules”) intended to modernize the reporting and disclosure of information by registered investment companies. The final rules amend Regulation S-X and require funds to provide standardized, enhanced derivative disclosures in fund financial statements in a format designed for individual investors. The amendments to Regulation S-X also update the disclosures for other investments, including investments in and advances to affiliates, and amend the rules regarding the general form and content of fund financial statements. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the amendments and the impact, if any, on the Fund’s financial statements.

3.  Fair Value Measurements.  In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets or liabilities;

|  38

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

•

Level 2 – prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 – prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund’s pricing policies and procedures are recommended by the adviser and approved by the Board of Trustees. Debt securities are valued based on evaluated bids furnished to the Fund by an independent pricing service. Broker-dealer bid prices may be used if an independent pricing service either is unable to price a security or does not provide a reliable price for a security. Broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer are categorized in Level 3. All security prices, including those obtained from an independent pricing service and broker-dealer bid prices, are reviewed on a daily basis by the adviser, subject to oversight by Fund management and the Board of Trustees. If the adviser, in good faith, believes that the price provided by an independent pricing service is unreliable, broker-dealer bid prices may be used until the price provided by the independent pricing service is considered to be reliable. Reliability of all security prices, including those obtained from an independent pricing service and broker-dealer bid prices, is tested in a variety of ways, including comparison to recent transaction prices and daily fluctuations, amongst other validation procedures in place. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Fund’s adviser pursuant to procedures approved by the Board of Trustees. Fair valued securities may be categorized in Level 3.

39  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2017, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3		Total
Bonds and Notes
ABS Car Loan	$—	$237,793,718	$1,324,864	(b)	$239,118,582
ABS Home Equity	—	80,143,367	12,101,712	(b)	92,245,079
All Other Non-Convertible Bonds(a)	—	5,152,533,637	—		5,152,533,637

Total Bonds and Notes	—	5,470,470,722	13,426,576		5,483,897,298

Senior Loans(a)	—	111,611,760	—		111,611,760
Preferred Stocks
Cable Satellite	—	18,441,150	—		18,441,150
All Other Non-Convertible Preferred Stocks(a)	269,217	—	—		269,217

Total Preferred Stocks	269,217	18,441,150	—		18,710,367

Short-Term Investments	—	619,497,631	—		619,497,631

Total	$269,217	$6,220,021,263	$13,426,576		$6,233,717,056

Liability Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Contracts (unrealized depreciation)	$—	$(129,768)	$—	$(129,768)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.
(b)	Valued using broker-dealer bid prices.

For the six months ended March 31, 2017, there were no transfers among Levels 1, 2 and 3.

|  40

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value as of September 30, 2016 and/or March 31, 2017:

Asset Valuation Inputs

Investments in Securities	Balance as of September 30, 2016	Accrued Discounts (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases
Bonds and Notes
ABS Car Loan	$—	$—	$—	$—	$1,324,864
ABS Home Equity	—	—	—	—	12,101,712
Non-Agency Commercial Mortgage-Backed Securities	11,857,953	—	(15,421)	27,065	—

Total	$11,857,953	$—	$(15,421)	$27,065	$13,426,576

Investments in Securities	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of March 31, 2017	Change in Unrealized Appreciation (Depreciation) from Investments Still Held at March 31, 2017
Bonds and Notes
ABS Car Loan	$—	$—	$—	$1,324,864	$—
ABS Home Equity	—	—	—	12,101,712	—
Non-Agency Commercial Mortgage-Backed Securities	(11,869,597)	—	—	—	—

Total	$(11,869,597)	$—	$—	$13,426,576	$—

4.  Derivatives.  Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include forward foreign currency contracts.

The Fund is subject to the risk that changes in foreign currency exchange rates will have an unfavorable effect on the value of Fund assets denominated in foreign currencies. The Fund may enter into forward foreign currency contracts for hedging purposes to protect the value of the Fund’s holdings of foreign securities. During the six months ended March 31, 2017, the Fund engaged in forward foreign currency transactions for hedging purposes.

41  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

The following is a summary of derivative instruments for the Fund as of March 31, 2017, as reflected within the Statement of Assets and Liabilities:

Liability	Unrealized depreciation on forward foreign currency contracts
Over-the-counter asset derivatives
Foreign exchange contracts	$(129,768)

Transactions in derivative instruments for the Fund during the six months ended March 31, 2017, as reflected within the Statement of Operations, were as follows:

Net Realized Gain (Loss) on:	Foreign currency transactions[1]
Foreign exchange contracts	$994,361

Net Change in Unrealized Appreciation (Depreciation) on:	Foreign currency translations[1]
Foreign exchange contracts	$(147,519)

[1]

Represents realized gain and change in unrealized appreciation (depreciation), respectively, for forward foreign currency contracts during the period. Does not include other foreign currency gains or losses included in the Statement of Operations.

As the Fund values its derivatives at fair value and recognizes changes in fair value through the Statement of Operations, it does not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of these disclosures.

The volume of forward foreign currency contract activity, as a percentage of net assets, based on gross month-end notional amounts outstanding during the period, including long and short positions at absolute value, was as follows for the six months ended March 31, 2017:

Forwards
Average Notional Amount Outstanding	0.26%
Highest Notional Amount Outstanding	0.25%
Lowest Notional Amount Outstanding	0.22%
Notional Amount Outstanding as of March 31, 2017	0.22%

Notional amounts outstanding at the end of the prior period are included in the average notional amount outstanding.

|  42

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Unrealized gain and/or loss on open forwards is recorded in the Statement of Assets and Liabilities. The aggregate notional values of forward contracts are not recorded in the Statement of Assets and Liabilities, and therefore are not included in the Fund’s net assets.

Over-the-counter derivatives, including forward foreign currency contracts, are entered into pursuant to International Swaps and Derivatives Association, Inc. (“ISDA”) agreements negotiated between the Fund and its counterparties. ISDA agreements typically contain, among other things, terms for the posting of collateral and master netting provisions in the event of a default or other termination event. Collateral is posted by the Fund or the counterparty to the extent of the net mark-to-market exposure to the other party of all open contracts under the agreement, subject to minimum transfer requirements. Master netting provisions allow the Fund and the counterparty, in the event of a default or other termination event, to offset amounts owed by each related to derivative contracts, including any posted collateral, to one net amount payable by either the Fund or the counterparty. The Fund’s ISDA agreements typically contain provisions that allow a counterparty to terminate open contracts early if the NAV of the Fund declines beyond a certain threshold. For financial reporting purposes, the Fund does not offset derivative assets and liabilities, and any related collateral received or pledged, on the Statement of Assets and Liabilities.

As of March 31, 2017, gross amounts of over-the-counter derivative assets and liabilities not offset in the Statement of Assets and Liabilities and the related net amounts after taking into account master netting arrangements by counterparty, are as follows:

Counterparty	Gross Amounts of Liabilities	Offset Amount	Net Liability Balance	Collateral (Received)/ Pledged	Net Amount
Bank of America, N.A.	$(129,768)	$—	$(129,768)	$129,768	$—

The actual collateral received or pledged, if any, may exceed the amounts shown in the table due to overcollateralization. Timing differences may exist between when contracts under the ISDA agreements are marked-to-market and when collateral moves. The ISDA agreements include tri-party control agreements under which collateral is held for the benefit of the secured party at a third party custodian, State Street Bank.

Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the

43  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Fund’s aggregated unrealized gains and the amount of any collateral pledged to the counterparty, which may be offset by any collateral posted to the Fund by the counterparty. ISDA master agreements can help to manage counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under these ISDA agreements, collateral is routinely transferred if the total net exposure in respect of certain transactions, net of existing collateral already in place, exceeds a specified amount (typically $250,000, depending on the counterparty). With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers are required to segregate customer margin from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund. Based on balances reflected on the Fund’s Statement of Assets and Liabilities, the following table shows (i) the maximum amount of loss due to credit risk that, based on the gross fair value of the financial instrument, the Fund would incur if parties (including OTC derivative counterparties and brokers holding margin for exchange-traded derivatives) to the relevant financial instruments failed completely to perform according to the terms of the contracts and the collateral or other security, if any, for the amount due proved to be of no value to the Fund, and (ii) the amount of loss that the Fund would incur after taking into account master netting provisions pursuant to ISDA agreements, as of March 31, 2017:

Maximum Amount of Loss - Gross	Maximum Amount of Loss - Net
$310,000	$180,232

5.  Purchases and Sales of Securities.  For the six months ended March 31, 2017, purchases and sales of securities (excluding short-term investments and U.S. Government/Agency securities and including paydowns) were $543,654,568 and $1,212,404,571, respectively. Purchases and sales of U.S. Government/Agency securities (excluding short-term investments and including paydowns) were $4,909,760,009 and $4,534,290,648, respectively.

6.  Management Fees and Other Transactions with Affiliates.

a.  Management Fees.  Loomis, Sayles & Company, L.P. (“Loomis Sayles”) serves as investment adviser to the Fund. Under the terms of the management agreement, the

|  44

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Fund pays a management fee at the following annual rates, calculated daily and payable monthly, based on the Fund’s average daily net assets:

Percentage of Average Daily Net Assets
First $100 million	Next $1.9 billion	Over $2 billion
0.2000%	0.1875%	0.1500%

NGAM Advisors, L.P. (“NGAM Advisors”) serves as the advisory administrator to the Fund. Under the terms of the advisory administration agreement, the Fund pays an advisory administration fee at the following annual rates, calculated daily and payable monthly, based on its average daily net assets:

Percentage of Average Daily Net Assets
First $100 million	Next $1.9 billion	Over $2 billion
0.2000%	0.1875%	0.1500%

Management and advisory administration fees are presented in the Statement of Operations as management fees.

Loomis Sayles has given a binding undertaking to the Fund to waive management fees and/or reimburse certain expenses to limit the Fund’s operating expenses, exclusive of acquired fund fees and expenses, brokerage expenses, interest expense, taxes, organizational and extraordinary expenses such as litigation and indemnification expenses. This undertaking is in effect until January 31, 2018, may be terminated before then only with the consent of the Fund’s Board of Trustees and is reevaluated on an annual basis. Management fees payable, as reflected on the Statement of Assets and Liabilities, is net of waivers and/or expense reimbursements, if any, pursuant to this undertaking. Waivers/reimbursements that exceed management fees payable are reflected on the Statement of Assets and Liabilities as receivable from investment adviser.

For the six months ended March 31, 2017 the expense limits as a percentage of average daily net assets under the expense limitation agreement were as follows:

Expense Limit as a Percentage of Average Daily Net Assets
Class A	Class C	Class N	Class Y
0.80%	1.55%	0.50%	0.55%

Loomis Sayles and NGAM Advisors have agreed to equally bear the waivers and/or expense reimbursements for the Fund.

Loomis Sayles (and NGAM Advisors) shall be permitted to recover expenses it has borne under the expense limitation agreement (whether through waiver of its

45  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

management fees or otherwise) on a class by class basis in later periods to the extent the annual operating expenses of a class fall below a class’ expense limits, provided, however, that a class is not obligated to pay such waived/reimbursed fees or expenses more than one year after the end of the fiscal year in which the fees or expenses were waived/reimbursed.

For the six months ended March 31, 2017, the management fees for the Fund were $4,830,670 (effective rate of 0.16% of average daily net assets).

For the six months ended March 31, 2017, the advisory administration fees for the Fund were $4,830,670 (effective rate of 0.16% of average daily net assets).

No expenses were recovered during the six months ended March 31, 2017 under the terms of the expense limitation agreement.

Certain officers and employees of Loomis Sayles are also officers or Trustees of the Trust. Loomis Sayles’ general partner is indirectly owned by Natixis Global Asset Management, L.P. (“Natixis US”), which is part of Natixis Global Asset Management, an international asset management group based in Paris, France.

b.  Service and Distribution Fees.  NGAM Distribution, which is a wholly-owned subsidiary of Natixis US, has entered into a distribution agreement with the Trust. Pursuant to this agreement, NGAM Distribution serves as principal underwriter of the Funds of the Trust.

Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted a Service Plan relating to the Fund’s Class A shares (the “Class A Plan”), and a Distribution and Service Plan relating to the Fund’s Class C shares (the “Class C Plans”).

Under the Class A Plan, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class A shares, as reimbursement for expenses incurred by NGAM Distribution in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts.

Under the Class C Plans, the Fund pays NGAM Distribution a monthly service fee at an annual rate not to exceed 0.25% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in providing personal services to investors in Class C shares and/or the maintenance of shareholder accounts.

Also under the and Class C Plans, the Fund pays NGAM Distribution a monthly distribution fee at an annual rate of 0.75% of the average daily net assets attributable to the Fund’s Class C shares, as compensation for services provided by NGAM Distribution in connection with the marketing or sale of Class C shares.

|  46

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

For the six months ended March 31, 2017, the service and distribution fees for the Fund were as follows:

Service Fees		Distribution Fees
Class A	Class C	Class C
$929,053	$372,529	$1,117,588

c.  Administrative Fees.  NGAM Advisors, L.P. (“NGAM Advisors”) provides certain administrative services for the Fund and contracts with State Street Bank to serve as sub-administrator. NGAM Advisors is a wholly-owned subsidiary of Natixis US. Pursuant to an agreement among Natixis Funds Trusts, Loomis Sayles Funds Trusts and NGAM Advisors, the Fund pays NGAM Advisors monthly its pro rata portion of fees equal to an annual rate of 0.0575% of the first $15 billion of the average daily net assets of the Natixis Funds Trusts and Loomis Sayles Funds Trusts, 0.0500% of the next $15 billion, 0.0400% of the next $30 billion, 0.0350% of the next $30 billion and 0.0325% of such assets in excess of $90 billion, subject to an annual aggregate minimum fee for the Natixis Funds Trusts and Loomis Sayles Funds Trusts of $10 million, which is reevaluated on an annual basis.

For the six months ended March 31, 2017, the administrative fees for the Fund were $1,326,515.

d.  Sub-Transfer Agent Fees.  NGAM Distribution has entered into agreements, which include servicing agreements, with financial intermediaries that provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries that hold positions in the Fund and has agreed to compensate the intermediaries for providing those services. Intermediaries transact with the Fund primarily through the use of omnibus accounts on behalf of their customers who hold positions in the Fund. These services would have been provided by the Fund’s transfer agent and other service providers if the shareholders’ accounts were maintained directly at the Fund’s transfer agent. Accordingly, the Fund has agreed to reimburse NGAM Distribution for all or a portion of the servicing fees paid to these intermediaries. The reimbursement amounts (sub-transfer agent fees) paid to NGAM Distribution are subject to a current per-account equivalent fee limit approved by the Fund’s Board of Trustees, which is based on fees for similar services paid to the Fund’s transfer agent and other service providers. Class N shares do not bear such expenses.

For the six months ended March 31, 2017, the sub-transfer agent fees (which are reflected in transfer agent fees and expenses in the Statement of Operations) for the Fund were $1,774,588.

As of March 31, 2017, the Fund owes NGAM Distribution $45,699 in reimbursements for sub-transfer agent fees (which are reflected in the Statement of Assets and Liabilities as payable to distributor).

47  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Sub-transfer agent fees attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes.

e.  Commissions.  Commissions (including CDSCs) on Fund shares retained by NGAM Distribution were $31,397 for the six months ended March 31, 2017.

f.  Trustees Fees and Expenses.  The Trust does not pay any compensation directly to its officers or Trustees who are directors, officers or employees of NGAM Advisors, NGAM Distribution, Natixis US or their affiliates. The Chairperson of the Board of Trustees receives a retainer fee at the annual rate of $325,000. The Chairperson does not receive any meeting attendance fees for Board of Trustees meetings or committee meetings that she attends. Each Independent Trustee (other than the Chairperson) receives, in the aggregate, a retainer fee at the annual rate of $155,000. Each Independent Trustee also receives a meeting attendance fee of $10,000 for each meeting of the Board of Trustees that he or she attends in person and $5,000 for each meeting of the Board of Trustees that he or she attends telephonically. In addition, the chairperson of the Contract Review Committee and the chairperson of the Audit Committee each receive an additional retainer fee at the annual rate of $17,500. The chairperson of the Governance Committee receives an additional retainer fee at the annual rate of $10,000. Each Contract Review Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. Each Audit Committee member is compensated $6,000 for each Committee meeting that he or she attends in person and $3,000 for each meeting that he or she attends telephonically. These fees are allocated among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each fund. Trustees are reimbursed for travel expenses in connection with attendance at meetings.

A deferred compensation plan (the “Plan”) is available to the Trustees on a voluntary basis. Deferred amounts remain in the Fund until distributed in accordance with the provisions of the Plan. The value of a participating Trustee’s deferral account is based on theoretical investments of deferred amounts, on the normal payment dates, in certain funds of the Natixis Funds Trusts and Loomis Sayles Funds Trusts as designated by the participating Trustees. Changes in the value of participants’ deferral accounts are allocated pro rata among the funds in the Natixis Funds Trusts and Loomis Sayles Funds Trusts, and are normally reflected as Trustees’ fees and expenses in the Statement of Operations. The portions of the accrued obligations allocated to the Fund under the Plan are reflected as Deferred Trustees’ fees in the Statement of Assets and Liabilities.

|  48

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

g.  Affiliated Ownership.  As of March 31, 2017, Loomis Sayles Employees’ Profit Sharing Retirement Plan held shares of the Fund representing 0.09% of the Fund’s net assets.

Investment activities of affiliated shareholders could have material impacts on the Fund.

h.  Payment by Affiliates.  For the six months ended March 31, 2017, Loomis Sayles reimbursed the Fund $93,438 in connection with a trading error.

7.  Class-Specific Transfer Agent Fees and Expenses.  For the six months ended March 31, 2017, the Fund incurred the following class-specific transfer agent fees and expenses (including sub-transfer agent fees, where applicable):

Transfer Agent Fees and Expenses
Class A	Class C	Class N	Class Y
$356,758	$142,943	$3,869	$1,381,403

Transfer agent fees and expenses attributable to Class A, Class C and Class Y are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of those classes. Transfer agent fees and expenses attributable to Class N are allocated to Class N.

8.  Line of Credit.  The Fund, together with certain other funds of Natixis Funds Trusts and Loomis Sayles Funds Trusts, entered into a 364-day, $400,000,000 syndicated, committed, unsecured line of credit with Citibank, N.A. to be used for temporary or emergency purposes only. Any one Fund may borrow up to the full $400,000,000 under the line of credit (as long as all borrowings by all Funds in the aggregate do not exceed the $400,000,000 limit at any time) subject to each Fund’s investment restrictions. Interest is charged to the Funds at a rate equal to the greater of the eurodollar or the federal funds rate plus 1.00%. In addition, a commitment fee of 0.10% per annum, payable on the last business day of each month, is accrued and apportioned among the participating funds based on their average daily unused portion of the line of credit. The Funds paid an arrangement fee, an upfront fee, and other fees in connection with the new line of credit agreement, which are being amortized over a period of 364 days and are reflected as miscellaneous expenses on the Statement of Operations. The unamortized balance is reflected as prepaid expenses on the Statement of Assets and Liabilities.

Effective April 13, 2017, the commitment fee is 0.15% per annum based on the average daily unused portion of the line of credit.

For the six months ended March 31, 2017, the Fund had no borrowings under this agreement.

9.  Concentration of Ownership.  From time to time, a Fund may have a concentration of one or more accounts constituting a significant percentage of shares outstanding.

49  |

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

Investment activities by holders of such accounts could have material impacts on the Funds. As of March 31, 2017, based on management’s evaluation of the shareholder account base, the Fund had accounts representing controlling ownership of more than 5% of the Fund’s total outstanding shares. The number of such accounts, based on accounts that represent more than 5% of an individual class of shares, and the aggregate percentage of net assets represented by such holdings were as follows:

Number of 5% Account Holders	Percentage of Ownership
1	7.43%

Omnibus shareholder accounts for which NGAM Advisors understands that the intermediary has discretion over the underlying shareholder accounts or investment models where a shareholder account may be invested for a non-discretionary customer are included in the table above. For other omnibus accounts, the Funds do not have information on the individual shareholder accounts underlying the omnibus accounts; therefore, there could be other 5% shareholders in addition to those disclosed in the table above.

10.  Capital Shares.  The Fund may issue an unlimited number of shares of beneficial interest, without par value. Transactions in capital shares were as follows:

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class A
Issued from the sale of shares	9,239,996	$117,913,050	17,603,070	$221,901,618
Issued in connection with the reinvestment of distributions	607,048	7,738,931	1,359,724	17,125,510
Redeemed	(12,464,385)	(159,138,431)	(33,478,739)	(419,455,559)

Net change	(2,617,341)	$(33,486,450)	(14,515,945)	$(180,428,431)

Class B(a)
Issued from the sale of shares	—	$—	—	$—
Issued in connection with the reinvestment of distributions	—	—	14	171
Redeemed	—	—	(7,201)	(88,563)

Net change	—	$—	(7,187)	$(88,392)

Class C
Issued from the sale of shares	1,750,605	$22,276,916	5,559,755	$69,393,641
Issued in connection with the reinvestment of distributions	154,503	1,969,975	343,977	4,337,974
Redeemed	(4,636,124)	(59,177,461)	(9,997,795)	(124,770,957)

Net change	(2,731,016)	$(34,930,570)	(4,094,063)	$(51,039,342)

|  50

Notes to Financial Statements (continued)

March 31, 2017 (Unaudited)

10.  Capital Shares (continued).

	Six Months Ended March 31, 2017		Year Ended September 30, 2016
	Shares	Amount	Shares	Amount
Class N
Issued from the sale of shares	22,616,275	$291,263,731	33,716,292	$430,452,814
Issued in connection with the reinvestment of distributions	2,303,183	29,592,248	4,856,651	61,684,560
Redeemed	(36,825,116)	(473,449,672)	(34,783,568)	(440,237,567)
Redeemed in-kind (Note 11)	—	—	(19,303,792)	(243,999,935)

Net change	(11,905,658)	$(152,593,693)	(15,514,417)	$(192,100,128)

Class Y
Issued from the sale of shares	45,701,803	$589,156,284	81,229,992	$1,029,374,760
Issued in connection with the reinvestment of distributions	2,853,316	36,655,473	5,980,360	75,894,607
Redeemed	(43,118,686)	(555,231,641)	(115,122,870)	(1,449,415,633)

Net change	5,436,433	$70,580,116	(27,912,518)	$(344,146,266)

Increase (decrease) from capital share transactions	(11,817,582)	$(150,430,597)	(62,044,130)	$(767,802,559)

(a)	On January 11, 2016, Class B shares were converted into Class A shares. See Note 1 of Notes to Financial Statements.

11.  Redemption In-Kind.  In certain circumstances, a Fund may distribute portfolio securities rather than cash as payment for redemption of Fund shares (redemption in-kind). For financial reporting purposes, the Fund will recognize a gain on in-kind redemptions to the extent the value of the distributed securities on the date of redemption exceeds the cost of those securities; the Fund will recognize a loss if the cost exceeds value. Gains and losses realized on redemptions in-kind are not recognized for tax purposes, and are re-classified from realized gain (loss) to paid-in-capital.

51  |

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Included as part of the Report to Shareholders filed as Item 1 herewith.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Securities Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees.

Item 11. Controls and Procedures.

The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There was no change in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1)	Not applicable.

(a) (2)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)), filed herewith as Exhibits (a)(2)(1) and (a)(2)(2), respectively.

(a) (3)	Not applicable.

(b)	Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Section 906 of Sarbanes-Oxley Act of 2002 are filed herewith as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Natixis Funds Trust I

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ David L. Giunta
Name:	David L. Giunta
Title:	President and Chief Executive Officer
Date:	May 25, 2017

By:	/s/ Michael C. Kardok
Name:	Michael C. Kardok
Title:	Treasurer
Date:	May 25, 2017